UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity®Arizona Municipal

Money Market Fund

May 31, 2005

1.802202.101

SPZ-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.6%
	Principal Amount	Value
Arizona - 93.2%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(d)	$ 1,375,000	$ 1,375,000
Arizona Health Facilities Auth. Rev.:
(Southwest Behavioral Health Services, Inc. Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (b)	1,930,000	1,930,000
Series 2005 A, 2.96% (MBIA Insured), VRDN (b)	6,500,000	6,500,000
Arizona Higher Ed. Ln. Auth. Student Ln. Rev. Bonds Series 2005 A, 2.8%, tender 8/11/05 (b)(d)	3,000,000	3,000,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN:
Series IXIS 05 5, 2.99% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	1,800,000	1,800,000
Series PT 2800, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000,000	2,000,000
Series Putters 735, 3% (Liquidity Facility Dresdner Bank AG) (b)(e)	3,670,000	3,670,000
Series RF 04 2, 3.04% (Liquidity Facility Bank of New York, New York) (b)(e)	1,375,000	1,375,000
Series ROC II R 4069, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,700,000	1,700,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN:
Series MS 00 497, 3% (Liquidity Facility Morgan Stanley) (b)(e)	1,054,500	1,054,500
Series Putters 483, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	1,490,000	1,490,000
Series Putters 484, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,490,000	1,490,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,630,000	2,630,000
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200,000	1,200,000
Series ROC II R174, 3% (Liquidity Facility Citibank NA) (b)(e)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,600,000	1,600,000
Series Puters 690, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 2,035,000	$ 2,035,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3%, LOC Bank of America NA, VRDN (b)(d)	2,060,000	2,060,000
Central Arizona Wtr. Conservation District Contract Rev. Bonds (Central Arizona Proj.) Series A, 5.4% 11/1/05	3,450,000	3,488,482
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.1%, LOC Key Bank NA, VRDN (b)(d)	2,285,000	2,285,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.3%, tender 9/1/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(d)	4,000,000	4,000,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.05%, LOC KBC Bank NV, VRDN (b)(d)	4,000,000	4,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.1%, LOC Key Bank NA, VRDN (b)(d)	2,200,000	2,200,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(d)	700,000	700,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 2.85% tender 8/11/05, CP mode (d)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.07%, LOC Fannie Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.02%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.):
Series A1, 3%, LOC Fannie Mae, VRDN (b)(d)	2,700,000	2,700,000
Series A2, 3%, LOC Fannie Mae, VRDN (b)(d)	720,000	720,000
(San Miguel Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(d)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Remo Apts. Proj.) 3%, LOC Fannie Mae, VRDN (b)(d)	$ 3,400,000	$ 3,400,000
(Village Square Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(d)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 707, 3.06% (Liquidity Facility Morgan Stanley) (b)(d)(e)	2,000,000	2,000,000
Series Merlots 01 A126, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	280,000	280,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 48, 3.07% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)(e)	1,770,000	1,770,000
Phoenix Civic Impt. Board Arpt. Rev.:
Bonds (Phoenix Arpt. Rev. Proj.) Series B, 5% 7/1/05 (FSA Insured) (d)	4,745,000	4,756,352
Participating VRDN Series Merlots 02 A28, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 3% (Liquidity Facility Citibank NA, New York) (b)(e)	1,300,000	1,300,000
Series 1995, 3.03%, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	17,200,000	17,200,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN:
Series EGL 7050040, 3% (Liquidity Facility Citibank NA) (b)(e)	1,800,000	1,800,000
Series EGL 720050020, 3% (Liquidity Facility Citibank NA) (b)(e)	1,800,000	1,800,000
Series PT 2454, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,445,000	5,445,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN:
Series MS 991, 2.99% (Liquidity Facility Morgan Stanley) (b)(e)	1,500,000	1,500,000
Series ROC II R6039, 3% (Liquidity Facility Citibank NA) (b)(e)	3,075,000	3,075,000
Series 2003 B, 2.93% 6/15/05, LOC Dexia Cr. Local de France, CP	1,800,000	1,800,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.05%, LOC Gen. Elec. Cap. Corp., VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Westward Ho Apts. Proj.) Series 2003 A, 3.06%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	$ 1,700,000	$ 1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.12%, LOC Wachovia Bank NA, VRDN (b)(d)	900,000	900,000
(Laura Dozer Ctr. Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 3.21%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,390,000	2,390,000
(Plastican Proj.) Series 1997, 3%, LOC Fleet Bank NA, VRDN (b)(d)	2,740,000	2,740,000
(Swift Aviation Svcs., Inc. Proj.) 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	5,395,000	5,395,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	280,000	280,000
Series PT 1082, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	840,000	840,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 3.02%, LOC Fannie Mae, VRDN (b)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3%, LOC Branch Banking & Trust Co., VRDN (b)	1,600,000	1,600,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,200,000	1,200,000
Series ROC II R1002, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,290,000	1,290,000
Series ROC II R1003, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,285,000	1,285,000
Series SG 03 160, 2.99% (Liquidity Facility Societe Generale) (b)(e)	1,390,000	1,390,000
Series 1997 B:
2.33% 8/1/05, CP	1,500,000	1,500,000
2.5% 8/1/05, CP	1,800,000	1,800,000
2.5% 8/10/05, CP	6,500,000	6,500,000
2.83% 8/10/05, CP	500,000	500,000
Series 2004 C, 2.8% 9/15/05, CP	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2.99% (FGIC Insured), VRDN (b)	$ 1,600,000	$ 1,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 2.96%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,400,000	1,400,000
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2004 B, 2.95% (AMBAC Insured), VRDN (b)	2,500,000	2,500,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 3.11%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(d)	1,000,000	1,000,000
		184,849,009
Puerto Rico - 2.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 778R, 2.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,500,000	2,500,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 2.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,460,000	2,460,000
		4,960,000
Other - 1.9%
Fidelity Municipal Cash Central Fund, 3.00% (a)(c)	3,779,833	3,779,833
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $193,588,842)		193,588,842
NET OTHER ASSETS - 2.4%		4,815,077
NET ASSETS - 100%		$ 198,403,919
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $193,588,842.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Money Market Fund

May 31, 2005

1.802203.101

TEM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 20, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$ 18,190	$ 18,190
Alabama Gen. Oblig. Participating VRDN Series MS 668, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	6,623	6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.11%, LOC Southtrust Bank NA, VRDN (b)(e)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 3.02%, LOC Southtrust Bank NA, VRDN (b)	2,540	2,540
(Liberty Square Apts. Proj.) Series C, 3.11%, LOC Southtrust Bank NA, VRDN (b)(e)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 3.06%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	14,650	14,650
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 3.05%, LOC Bank of America NA, VRDN (b)(e)	2,955	2,955
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	24,595	24,595
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 3.01%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	4,875	4,875
Series EGL 02 6009, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	4,100	4,100
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating VRDN Series MT 121, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,250	12,250
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.06%, VRDN (b)(e)	17,000	17,000
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 3.02%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	400	400
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.11%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	3,765	3,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Houston County Health Care Auth. Rev. Bonds Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	$ 10,195	$ 10,195
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series PT 1838, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,575	10,575
Series PT 849, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	12,495	12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 3.11%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	4,000	4,000
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.11%, LOC Southtrust Bank NA, VRDN (b)(e)	1,215	1,215
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.11%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
		216,308
Alaska - 1.7%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Merlots 99 D, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,900	12,900
Series A, 3.08% (FSA Insured), VRDN (b)(e)	113,000	113,000
Alaska Ind. Dev. & Export Auth. Participating VRDN Series MT 129, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	4,850	4,850
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 1861, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,745	11,745
Series PT 862, 3% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,995	9,995
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,500	7,500
Series ROC II R138, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	8,015	8,015
Anchorage Gen. Oblig. Participating VRDN Series PT 2652, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,015	12,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128, 2.99% (Liquidity Facility Deutsche Bank AG) (b)(f)	$ 6,945	$ 6,945
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.8%, tender 6/1/06 (b)	50,500	50,500
Series 1994 B, 1.8%, tender 6/1/06 (b)	18,375	18,375
Series 1994 C, 1.8%, tender 6/1/06 (b)	28,725	28,725
		284,565
Arizona - 1.5%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4069, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,600	8,600
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 484, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,000	12,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,735	3,735
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 2.85% tender 8/11/05, CP mode (e)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	10,500	10,500
(San Lucas Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3%, LOC Fannie Mae, VRDN (b)(e)	3,390	3,390
(San Miguel Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Village Square Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	3,800	3,800
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,395	3,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN:
Series EGL 7050040, 3% (Liquidity Facility Citibank NA) (b)(f)	$ 9,475	$ 9,475
Series EGL 720050020, 3% (Liquidity Facility Citibank NA) (b)(f)	23,035	23,035
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 2.93% 6/15/05, LOC Dexia Cr. Local de France, CP	27,800	27,800
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,420	4,420
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.05%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.12%, LOC Wachovia Bank NA, VRDN (b)(e)	1,270	1,270
(Plastican Proj.) Series 1997, 3%, LOC Fleet Bank NA, VRDN (b)(e)	3,020	3,020
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	655	655
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	14,170	14,170
Series 1997 B, 2.8% 9/15/05, CP	18,000	18,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 2.85% tender 8/5/05, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 3.11%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,045	2,045
		236,910
Arkansas - 0.8%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.02%, LOC Bank of America NA, VRDN (b)(e)	2,325	2,325
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,060	6,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 24,000	$ 24,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.09%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)(f)	58,240	58,240
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.14%, LOC Fortis Banque SA, VRDN (b)(e)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.02%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 3.06%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200	11,200
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,765	5,765
		130,790
California - 3.9%
Access to Lns. for Learning Student Ln. Corp. Rev.:
Bonds (Student Ln. Prog.) Series II A7, 1.8%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (b)(e)	13,350	13,350
(Student Ln. Prog.) Series II A8, 3.01%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	22,150	22,150
California Gen. Oblig. RAN 3% 6/30/05	427,100	427,522
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series ROC II R321, 3.03% (Liquidity Facility Citibank NA) (b)(e)(f)	95,905	95,905
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	45,100	45,100
Series MT 79, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	4,285	4,285
Series PT 998, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	24,900	24,900
		633,212
Colorado - 3.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,885	5,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	$ 7,250	$ 7,250
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,430	7,430
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.1%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Colorado Ed. Ln. Prog. Participating VRDN:
Series LB 04 L48J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	16,000	16,000
Series LB 04 L49J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	18,745	18,745
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series MT 23, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	21,255	21,255
Series PA 02 1094, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)	16,700	16,700
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	670	670
Series FRRI 00 A3, 3.37% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	390	390
Series FRRI 00 A4, 3.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	900	900
Series FRRI L37J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,495	8,495
Series FRRI L9, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,185	1,185
Series LB 03 L31J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,300	8,300
Series LB 04 F12, 3.17% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,720	7,720
Series LB 04 F13, 3.17% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,475	7,475
Series Merlots 01 A20, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,580	2,580
Series PT 1373, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,175	3,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.: - continued
Participating VRDN:
Series PT 557, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 825	$ 825
Series Putters 120, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,470	2,470
Series 2003 A2 Class I, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	21,300	21,300
Series 2003 B3, 3.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	17,000	17,000
Series 2004 B2 Class I, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	16,000	16,000
Series A2 Class 1, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	20,200	20,200
Series C2 Class I, 3.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	25,000	25,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGB 28, 3% (Liquidity Facility Societe Generale) (b)(f)	11,480	11,480
Series TOC 04 E, 3% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	11,650	11,650
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.03% (AMBAC Insured), VRDN (b)(e)	32,855	32,855
Series 1989 A, 3.01% (AMBAC Insured), VRDN (b)(e)	14,000	14,000
Denver City & County Arpt. Rev. Participating VRDN:
Series FRRI 01 F12, 3.12% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	5,000	5,000
Series Merlots 97 Q, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,600	6,600
Series PA 762, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PA 764R, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 2112, 3.05% (Liquidity Facility WestLB AG) (b)(e)(f)	2,480	2,480
Series PT 782, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,515	5,515
Series RF 02 E14, 3.11% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	44,350	44,350
Series Stars 104, 3.01% (Liquidity Facility BNP Paribas SA) (b)(f)	5,555	5,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 8,790	$ 8,790
El Paso County Co. Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)(f)	8,465	8,465
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	840	840
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	7,250	7,250
(Timberleaf Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 3.12%, LOC Wachovia Bank NA, VRDN (b)(e)	2,235	2,235
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.11%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,120	7,120
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3% (Liquidity Facility Morgan Stanley) (b)(f)	2,955	2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.01%, VRDN (b)	13,000	13,000
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	4,620	4,620
Weld County School District #6, Greely Participating VRDN Series PT 1918, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,605	4,605
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.1%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		501,970
Connecticut - 0.8%
Connecticut Gen. Oblig. Participating VRDN Series EGL 7050017, 3% (Liquidity Facility Citibank NA) (b)(f)	11,660	11,660
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.01% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	125,260	125,260
		136,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.11%, VRDN (b)(e)	$ 3,550	$ 3,550
Series 1993 C, 3.14%, VRDN (b)	4,300	4,300
Series 1994, 3.11%, VRDN (b)(e)	11,200	11,200
Series 1999 A, 3.15%, VRDN (b)	6,730	6,730
Series 1999 B, 3.2%, VRDN (b)(e)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,850	11,850
Series FRRI 02 L8, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,495	6,495
Series ROC II R359, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	2,155	2,155
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	8,500	8,500
		63,780
District Of Columbia - 2.7%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 2451, 2.99% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,130	5,130
Series ROC II 99 10, 3% (Liquidity Facility Citibank NA) (b)(f)	5,905	5,905
TRAN 3.5% 9/30/05	150,700	151,402
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 3.06% (Liquidity Facility Morgan Stanley) (b)(f)	18,245	18,245
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.1%, LOC Bank of America NA, VRDN (b)(e)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	8,520	8,520
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.12%, LOC Branch Banking & Trust Co., VRDN (b)(e)	6,350	6,350
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	8,660	8,660
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,125	$ 5,125
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	12,300	12,300
Series ROC II 99 5, 3% (Liquidity Facility Citibank NA) (b)(f)	9,505	9,505
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Participating VRDN Series MT 108, 3.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	1,660	1,660
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 7050026, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	5,750	5,750
Series EGL 720050023, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	5,975	5,975
Series MT 114, 3.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	5,990	5,990
Series MT 13, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,750	2,750
Series PT 1991, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,235	3,235
Series PT 2672, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	5,350	5,350
Series PT 736, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,645	4,645
Series Putters 404, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,065	1,065
Series ROC II R195, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	5,995	5,995
Series Stars 126, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	20,000	20,000
Series Stars 130, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,170	5,170
Series TOC 05 E, 3.03% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)(f)	19,200	19,200
3% (FSA Insured), VRDN (b)(e)	100,945	100,945
		432,842
Florida - 3.6%
Broward County Arpt. Sys. Rev. Participating VRDN Series Stars 93, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	12,140	12,140
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 3%, LOC Fannie Mae, VRDN (b)(e)	16,230	16,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	$ 7,765	$ 7,765
Cape Coral Gen. Oblig. 2.45% 6/7/05, LOC Bank of America NA, CP	15,100	15,100
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,205	5,205
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.11% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	6,675	6,675
Florida Board of Ed. Cap. Outlay Participating VRDN Series EGL 7050031, 3% (Liquidity Facility Citibank NA) (b)(f)	16,310	16,310
Florida Board of Ed. Pub. Ed. Participating VRDN Series Putters 473, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,985	6,985
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 3% (Liquidity Facility Morgan Stanley) (b)(f)	3,755	3,755
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
(Lynn Lake Apts. Proj.) Series B1, 3.02%, LOC Freddie Mac, VRDN (b)(e)	10,100	10,100
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 3.02%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Gainesville Utils. Sys. Rev. 2.85% 10/6/05, CP	19,600	19,600
Hillsborough County Aviation Auth. Rev. Series B, 2.78% 7/21/05, LOC Landesbank Baden-Wuerttemberg, CP (e)	3,000	3,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
Jacksonville Elec. Auth. Rev.:
Bonds:
Series 2000 F, 2.85% tender 8/18/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
Series 2001 C, 2.45% tender 7/15/05 (Liquidity Facility Dexia Cr. Local de France), CP mode	28,000	28,000
Series C1, 2.5% 8/10/05 (Liquidity Facility JPMorgan Chase Bank), CP	44,000	44,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.75% tender 7/12/05, CP mode	16,750	16,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,470	5,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Arpt. Rev. Participating VRDN Series PT 2269, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 1,305	$ 1,305
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	12,300	12,300
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,445	9,445
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,425	1,425
Miami-Dade County Gen. Oblig. Series A:
2.47% 7/5/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	16,461	16,461
2.47% 7/12/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	8,265	8,265
2.75% 7/8/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	2,655	2,655
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 884, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,600	5,600
Miami-Dade County Wtr. & Swr. Rev. Bonds 4% 10/1/05 (MBIA Insured)	7,365	7,399
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series PT 2106, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,300	4,300
Series PT 2411, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	19,100	19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 3%, LOC Fannie Mae, VRDN (b)(e)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.1%, LOC Nat'l. City Bank, VRDN (b)(e)	1,100	1,100
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,690	9,690
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	3,700	3,700
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PT 2239, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,690	5,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN: - continued
Series PT 993, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 3,040	$ 3,040
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.02%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	5,000	5,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	6,050	6,050
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 C, 2.76% tender 7/12/05, LOC Wachovia Bank NA, CP mode	6,500	6,500
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 2.78% 7/21/05 (FGIC Insured), CP (e)	11,300	11,300
Series A, 2.53% 7/11/05 (AMBAC Insured) (FGIC Insured), CP	18,980	18,980
Series F, 2.5% 8/5/05 (AMBAC Insured), CP	20,000	20,000
Series G:
2.45% 7/12/05 (FGIC Insured), CP (e)	16,020	16,020
2.76% 7/12/05 (FGIC Insured), CP	20,695	20,695
2.85% 10/6/05 (FGIC Insured), CP	21,025	21,025
2.87% 10/6/05 (FGIC Insured), CP (e)	7,500	7,500
2.9% 9/16/05 (FGIC Insured), CP (e)	21,295	21,295
Tampa Bay Wtr. Util. Sys. Rev. 3%, LOC Bank of America NA, VRDN (b)(e)	51,400	51,400
		578,575
Georgia - 4.4%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,000	5,000
Series MS 00 313, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)(f)	4,090	4,090
Series MS 00 375, 3.01% (Liquidity Facility Morgan Stanley) (b)(f)	14,345	14,345
Series MT 43, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,530	7,530
Series PT 2501, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	24,155	24,155
Series PT 901, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	12,000	12,000
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 2.99% (Liquidity Facility Societe Generale) (b)(f)	9,845	9,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	$ 4,475	$ 4,475
(Brentwood Creek Apts. Proj.) Series 1999, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	4,425	4,425
(Carver Redev. Partnership I LP Proj.):
Series 2000, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	2,990	2,990
3.02%, LOC Suntrust Bank, VRDN (b)(e)	6,500	6,500
(Collegetown at Harris Homes Phase I Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	5,650	5,650
(Peaks at West Atlanta Proj.) Series 2001, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	6,285	6,285
3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.06% (Liquidity Facility Bank of America NA) (b)(f)	4,520	4,520
Series EGL 04 2014 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
Series PT 2373, 2.99% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	19,945	19,945
Series ROC II R 324, 3% (Liquidity Facility Citibank NA) (b)(f)	25,550	25,550
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 3.1%, VRDN (b)(e)	17,000	17,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	6,400	6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 2.83%, tender 5/5/06 (b)	20,725	20,725
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	15,055	15,055
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 3%, LOC Danske Bank AS, VRDN (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.03%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	$ 20,900	$ 20,900
Series 2000 C, 3.03%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	48,000	48,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 3% (Liquidity Facility Morgan Stanley) (b)(f)	14,978	14,978
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	6,305	6,305
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.02%, LOC Freddie Mac, VRDN (b)(e)	10,400	10,400
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.11%, LOC Comerica Bank, Texas, VRDN (b)(e)	1,800	1,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,575	3,575
(Wesley Club Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	5,900	5,900
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,715	11,715
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series MT 93, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT 504, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,770	6,770
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,595	4,595
Series PT 1821, 2.99% (Liquidity Facility WestLB AG) (b)(f)	9,300	9,300
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,400	3,400
(Mayor's Point Term. Proj.) Series 1992, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 3% (Liquidity Facility Citibank NA) (b)(f)	$ 9,225	$ 9,225
Series Stars 87, 2.99% (Liquidity Facility BNP Paribas SA) (b)(f)	16,125	16,125
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 3.02%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	8,000	8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 3.01%, LOC Fannie Mae, VRDN (b)(e)	13,435	13,435
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.02%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	12,250	12,250
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 2.99% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,140	7,140
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	2,250	2,250
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.11%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	16,055	16,055
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Metropolitan Atlanta Rapid Transit Series 2004 B:
2.45% 7/11/05, LOC Dexia Cr. Local de France, CP	12,500	12,500
2.5% 8/1/05, LOC Dexia Cr. Local de France, CP	18,200	18,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 2.99% (Liquidity Facility Societe Generale) (b)(f)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	2,600	2,600
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second Series 1995, 2.83%, tender 5/5/06 (b)	12,500	12,500
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.01%, LOC Bank of America NA, VRDN (b)(e)	6,550	6,550
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.03%, LOC Fannie Mae, VRDN (b)(e)	$ 8,200	$ 8,200
(Walton Centennial Proj.) Series A, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.02%, VRDN (b)(e)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.11%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.01%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,400	3,400
		716,308
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 3.02% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	11,185	11,185
Series PA 765, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 830, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,215	2,215
Series ROC II R59, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,370	6,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN: - continued
Series PA 1224, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 4,670	$ 4,670
Series PA 1244, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,500	2,500
Series PA 795R, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	6,470	6,470
Series MS 738, 3% (Liquidity Facility Morgan Stanley) (b)(f)	11,780	11,780
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,465	3,465
Series PT 35, 3.06% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	750	750
		70,795
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN:
Series PA 145A, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	621	621
Series PT 1152, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,115	2,115
Series PT 247, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,265	1,265
Series 2003 D, 3.08% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	15,000	15,000
Series 2003 E, 3.08% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,250	8,250
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	970	970
		28,221
Illinois - 5.9%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 3.06%, LOC Fannie Mae, VRDN (b)(e)	19,300	19,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.1%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.03%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 39,250	$ 39,250
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.06% (Liquidity Facility Bank of America NA) (b)(f)	18,690	18,690
Series EGL 01 1309, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	11,205	11,205
Series Merlots 01 A47, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,070	6,070
Series Merlots 97 E, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,700	8,700
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series EGL 98 1302, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	11,600	11,600
Series Floaters 04 1, 3% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	5,025	5,025
Series MT 15, 2.99% (Liquidity Facility BNP Paribas SA) (b)(f)	7,990	7,990
Series Putters 510, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,315	5,315
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,695	3,695
(MRC Polymers, Inc. Proj.) Series 2001, 3.04%, LOC Lasalle Bank NA, VRDN (b)(e)	5,940	5,940
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	4,995	4,995
Participating VRDN:
Series BA 99 X2, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	32,670	32,670
Series BA 99 X1, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series Merlots 01 A85, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,730	5,730
Series MT 53, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	16,650	16,650
Series PA 1198, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,425	3,425
Series PA 1199, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series PA 1200, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 2,250	$ 2,250
Series PT 2718, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,190	6,190
Series PT 755, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Series PT 756, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,990	7,990
Series Putters 253, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,995	9,995
Series Putters 368Z, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,850	10,850
Series Putters 370, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 383, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 496, 3.03% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)(f)	5,565	5,565
Series Putters 670, 3.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	7,460	7,460
Series Putters 845Z, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,320	7,320
Series ROC II R69, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	18,070	18,070
Series ROC II R70, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 3.04%, LOC Lasalle Bank NA, VRDN (b)(e)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,195	4,195
Series PT 2041, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,805	7,805
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	510	510
Series FRRI 02 L24J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,045	1,045
Series Merlots 00 A31, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	80	80
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,970	$ 4,970
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.06% (Liquidity Facility Bank of America NA) (b)(f)	9,995	9,995
Series Merlots 00 TT, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	18,785	18,785
Series Merlots 97 V, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series CTEC 03 7, 3.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	8,995	8,995
Cook County Gen. Oblig. Participating VRDN Series PA 591, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,300	5,300
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,005	5,005
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,685	3,685
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 2.9% tender 8/5/05, CP mode (e)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 3.2%, LOC M&I Marshall & Ilsley Bank, VRDN (b)(e)	3,400	3,400
(Delta-Unibus Corp. Proj.) Series 2001, 3.05%, LOC Bank of America NA, VRDN (b)(e)	3,400	3,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,352	2,352
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,975	4,975
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.02%, LOC HSBC Bank USA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
3%, LOC Wachovia Bank NA, VRDN (b)(e)	16,000	16,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.01% (MBIA Insured), VRDN (b)(e)	9,860	9,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 9,040	$ 9,040
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,100	9,100
Series EGL 02 1301, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	5,900	5,900
Series EGL 02 1304, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	5,040	5,040
Series EGL 02 6025, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series MSTC 01 148, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	12,435	12,435
Series PT 379, 2.99% (Liquidity Facility DEPFA BANK PLC) (b)(f)	10,465	10,465
Series PT 871, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	4,000	4,000
Series Putters 02 321, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	14,510	14,510
Series Putters 842, 3% (Liquidity Facility Dresdner Bank AG) (b)(f)	9,095	9,095
Series ROC II R4536, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,175	5,175
Illinois Health Facilities Auth. Rev.:
Bonds:
(Evanston Northwestern Health Care Corp. Proj.):
Series 1996, 2.9% tender 9/15/05, CP mode	19,000	19,000
2.7% tender 8/4/05, CP mode	27,900	27,900
Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility Svenska Handelsbanken AB) (b)(f)(g)	9,755	9,755
Participating VRDN Series PA 848R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,190	5,190
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series 720050003 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	4,400	4,400
Series Merlots 01 A48, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,915	8,915
Series Merlots 02 A23, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	11,790	11,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 02 A24, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,970	$ 4,970
Series Merlots 02 A41, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,500	8,500
Series MSTC 9044, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,200	8,200
Series PT 2317, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,360	5,360
Series PT 2394, 2.99% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	24,955	24,955
Series PT 2398, 2.99% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	26,255	26,255
Series SG 3, 3.01% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Series SGB 19, 3% (Liquidity Facility Societe Generale) (b)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series PT 1929, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,630	7,630
Series ROC II R4542, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,000	5,000
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 3.01%, LOC Bank of America NA, VRDN (b)(e)	3,700	3,700
Series 1998 A, 3.03% (MBIA Insured), VRDN (b)(e)	1,450	1,450
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.02%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,500	5,500
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	4,600	4,600
Series Putters 269, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,660	2,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN: - continued
Series PZ 45, 3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,500	$ 4,500
Series TOC 05 V1, 3.08% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	9,175	9,175
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,705	3,705
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.04%, LOC Fannie Mae, VRDN (b)(e)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	800	800
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series Merlots 04 C33, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,900	4,900
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	3,160	3,160
Participating VRDN:
Series IXIS 05 10, 3% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(f)	4,000	4,000
Series Merlots 00 S, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,500	3,500
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 3.1%, LOC Bank of America NA, VRDN (b)(e)	4,660	4,660
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) 3.04% (BP PLC Guaranteed), VRDN (b)(e)	7,400	7,400
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 3.04%, LOC Lasalle Bank NA, VRDN (b)(e)	12,915	12,915
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,690	5,690
		955,952
Indiana - 1.2%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,965	5,965
Carmel Clay Parks Bldg. Corp. Participating VRDN Series Putters 539, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,815	5,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	$ 6,750	$ 6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,600	3,600
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	8,048	8,048
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.02%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,062	2,062
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3%, VRDN (b)(e)	6,500	6,500
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 3.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,975	2,975
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	17,000	17,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,250	6,250
Series 2002 B, 3.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Indiana Health Facility Fing. Auth. Rev.:
Participating VRDN Series PA 972, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,400	7,400
(The Board of Trustees Major Hosp. Proj.) 3.02%, LOC JPMorgan Chase Bank, VRDN (b)	9,700	9,700
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 00 B6, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	50	50
Series Merlots 01 A2, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,260	1,260
Series Merlots 97 H, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,260	4,260
Series ROC II R99, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	4,100	4,100
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,915	5,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series Putters 479, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	$ 7,480	$ 7,480
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	9,968	9,968
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.02%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,300	6,300
(US LLC Proj.) Series 1996, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	400	400
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,690	5,690
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.16%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,000	1,000
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.06%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 3.05%, LOC Bank of America NA, VRDN (b)(e)	1,100	1,100
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.03%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Series 1999 A, 3.03%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.03%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,900	6,900
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.1%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	5,195	5,195
		192,283
Iowa - 0.7%
Iowa Fin. Auth.:
Bonds Series 2005 C, 2.95%, tender 11/1/05 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	12,000	12,000
Participating VRDN:
Series 2003 L21J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,675	9,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth.: - continued
Participating VRDN:
Series LB 04 L33J, 3.21% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 12,245	$ 12,245
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.05%, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
Iowa Fin. Auth. Single Family Rev.:
Bonds (Mtg. Backed Securities Prog.) Series 2004 G, 2.06%, tender 6/1/05 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	4,500	4,500
Participating VRDN:
Series BA 00 N, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	10,175	10,175
Series ROC II R74, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	3,220	3,220
Iowa Gen. Oblig. TRAN 3% 6/30/05	57,600	57,653
		112,168
Kansas - 0.6%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 2.75% tender 7/21/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	12,100	12,100
Series 1985 C2, 2.75% tender 7/21/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN:
Series EGL 00 1601, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series EGL 04 1005, 3% (Liquidity Facility Citibank NA) (b)(f)	3,800	3,800
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 3.02%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/06	24,470	24,750
Sedgwick & Shawnee Counties Participating VRDN Series PT 674, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	2,875	2,875
Wichita Hosp. Rev. Participating VRDN Series MT 64, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	8,435	8,435
		97,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.3%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 10,000	$ 10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
2.78% tender 8/11/05, LOC Fifth Third Bank, Cincinnati, CP mode	10,430	10,430
2.8% tender 7/12/05, LOC Fifth Third Bank, Cincinnati, CP mode	40,935	40,935
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.03% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.03% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	24,050	24,050
Series 1993 B, 3.03% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,110	1,110
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 2.87% tender 8/15/05, CP mode	5,000	5,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,475	5,475
Series PT 490, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	3,120	3,120
Series PT 521, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.01%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,750	3,750
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series PT 740, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 869, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 145	$ 145
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (b)(e)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	17,350	17,350
Series 1984 B2, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	11,230	11,230
Series 1984 B3, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,570	9,570
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.15%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,385	2,385
		204,660
Louisiana - 2.1%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 973, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)(f)	54,210	54,210
Series MS 996, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)(f)	9,995	9,995
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,140	8,140
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.14%, VRDN (b)(e)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN:
Series Merlots B23, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Lafayette Utils. Rev. Participating VRDN: - continued
Series PT 2323, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,235	$ 5,235
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.08%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038, 3% (Liquidity Facility Citibank NA) (b)(f)	4,350	4,350
Series ROC II R7009, 3% (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series LB 99 A52, 3.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	3,610	3,610
Series MS 1066, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)(f)	11,400	11,400
Series PT 516, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,465	4,465
Series ROC II R351, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	5,350	5,350
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 3.11% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	3,630	3,630
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series MT 46, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,995	7,995
New Orleans Aviation Board Rev. Series 1997 A, 3.05% (MBIA Insured), VRDN (b)(e)	20,740	20,740
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	5,790	5,790
New Orleans Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 857, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)(f)	22,135	22,135
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD Rental I Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	6,500	6,500
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 3.04%, VRDN (b)(e)	21,050	21,050
Port New Orleans Board Commerce Rev. 3.02%, LOC BNP Paribas SA, VRDN (b)(e)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.03%, LOC Wachovia Bank NA, VRDN (b)(e)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3% tender 8/16/05, CP mode	16,200	16,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.: - continued
(Dow Chemical Co. Proj.):
Series 1993, 3.14%, VRDN (b)(e)	$ 15,000	$ 15,000
Series 1994 A, 3.14%, VRDN (b)(e)	8,200	8,200
Series 1994 B, 3.08%, VRDN (b)	8,900	8,900
Series 1995, 3.14%, VRDN (b)(e)	23,975	23,975
		341,225
Maine - 0.5%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 12, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,330	3,330
Series MT 3, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	21,160	21,160
Series MT 6, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	12,495	12,495
Series MT 77, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,665	8,665
Series PT 2336, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,160	2,160
Series PT 2352, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,950	4,950
Series PT 2487, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,700	3,700
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.08%, LOC Bank of New York, New York, VRDN (b)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	2,000	2,000
		80,755
Maryland - 1.7%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 2.48% tender 6/20/05, LOC Wachovia Bank NA, CP mode (e)	35,000	35,000
Anne Arundel County Gen. Oblig. Series A, 2.4% 7/8/05, CP	5,000	5,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.56% tender 7/12/05, LOC Wachovia Bank NA, CP mode	21,100	21,100
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.08%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.01%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 6,750	$ 6,750
Series 1995, 2.5% 8/10/05, CP	9,700	9,700
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.95% tender 6/3/05, LOC Wachovia Bank NA, CP mode	16,065	16,065
Baltimore Rev. Participating VRDN Series SGA 20, 3% (Liquidity Facility Societe Generale) (b)(f)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Participating VRDN:
Series LB 04 L24, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	12,575	12,575
Series LB 04 L59J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,730	7,730
Series LB 04 L75J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,940	9,940
Series PT 525, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,940	3,940
(Parlane Apts. Proj.) Series 2001 C, 3%, LOC Fannie Mae, VRDN (b)(e)	1,400	1,400
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 3%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	1,800	1,800
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 867, 3.02% (Liquidity Facility Morgan Stanley) (b)(f)	20,000	20,000
Series SGA 143, 3% (Liquidity Facility Societe Generale) (b)(f)	8,295	8,295
Series 2004 C, 2.45% 7/22/05 (Liquidity Facility Suntrust Bank), CP	12,000	12,000
Series A, 2.8% 9/9/05 (Liquidity Facility Bank of America NA), CP	12,465	12,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 2,600	$ 2,600
Series MT 88, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,500	10,500
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	7,735	7,735
Series PT 842, 3.04% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	645	645
		278,025
Massachusetts - 0.1%
New England Ed. Ln. Marketing Corp. Bonds Series A, 5.7% 7/1/05 (e)	24,070	24,131
Michigan - 2.0%
Detroit City School District Participating VRDN:
Series BA 02 H, 3.04% (Liquidity Facility Bank of America NA) (b)(f)	4,620	4,620
Series ROC II R4004, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,755	4,755
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001, 3% (Liquidity Facility Citibank NA) (b)(f)	7,365	7,365
Series Merlots 00 I, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,200	3,200
Series Merlots 04 B2, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,320	9,320
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,995	6,995
Series Putters 200, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Series Putters 345, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,495	8,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 12,520	$ 12,520
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,585	9,585
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,215	7,215
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 3.08%, LOC Comerica Bank, Detroit, VRDN (b)	14,720	14,720
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,845	14,845
Series AAB 03 35, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	5,900	5,900
Series LB 03 L34J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	10,645	10,645
Series PT 1954, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,625	8,625
Series 4, 2.68% 7/21/05, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	25,800	25,800
Michigan Gen. Oblig. Participating VRDN Series PT 2021, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,435	4,435
Michigan Higher Ed. Student Ln. Auth. Rev. 3.01% (AMBAC Insured), VRDN (b)(e)	9,000	9,000
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3%, LOC Bank of America NA, VRDN (b)(e)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.08% (MBIA Insured), VRDN (b)(e)	6,620	6,620
Series 2002 A, 3.08% (MBIA Insured), VRDN (b)(e)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
LB 04 L58J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	7,270	7,270
Series BA 02 F, 3.04% (Liquidity Facility Bank of America NA) (b)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev. Participating VRDN: - continued
Series EGL 00 2201, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 10,110	$ 10,110
Series LB 04 L57J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	31,820	31,820
Series MS 718, 3% (Liquidity Facility Morgan Stanley) (b)(f)	17,169	17,169
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.97% tender 6/1/05, CP mode (e)	3,100	3,100
(Fintex LLC Proj.) Series 2000, 3.12%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,720	1,720
(Majestic Ind., Inc. Proj.) 3.12%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,700	1,700
(Orchestra Place Renewal Proj.) Series 2000, 3.08%, LOC ABN-AMRO Bank NV, VRDN (b)	6,500	6,500
(YMCA Metropolitan Lansing Proj.) 3.06%, LOC Standard Fed. Bank, VRDN (b)	9,900	9,900
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 3% (Liquidity Facility Morgan Stanley) (b)(f)	8,450	8,450
Michigan Trunk Line Fund Participating VRDN Series EGL 7050042 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	7,660	7,660
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	8,600	8,600
Series Putters 836, 3.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	7,610	7,610
		331,094
Minnesota - 2.2%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 2.35% tender 7/12/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	3,350	3,350
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.07%, LOC Lasalle Bank NA, VRDN (b)(e)	7,195	7,195
(Regatta Commons Proj.) Series A, 3.07%, LOC Lasalle Bank NA, VRDN (b)(e)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	8,950	8,950
Series MT 61, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	6,130	6,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN: - continued
Series PT 2816, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 9,400	$ 9,400
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.02%, LOC Fannie Mae, VRDN (b)(e)	4,325	4,325
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	23,380	23,380
Hennepin County Gen. Oblig. Series 1996 C, 3.1%, VRDN (b)(e)	700	700
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.02%, LOC Lasalle Bank NA, VRDN (b)(e)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	22,620	22,620
Series MT 120, 3% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	27,155	27,155
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series PT 1442, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,265	5,265
Series PT 1457, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,235	5,235
Series PT 1459, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,660	5,660
Series PT 735, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,225	5,225
Minneapolis Rev. Bonds 2.6%, tender 10/14/05 (b)	6,820	6,820
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3% (Liquidity Facility Morgan Stanley) (b)(f)	36,500	36,500
Series PT 1941, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,000	20,000
Minnesota Hsg. Fin. Agcy.:
Bonds:
Series 2005 E, 2.95% 5/18/06 (e)	54,600	54,600
Series 2005 F, 2.95% 5/18/06 (e)	14,985	14,985
Participating VRDN:
Series LB 03 L28J, 3.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series LB 04 L23, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 7,830	$ 7,830
Series Merlots 01 B3, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,125	2,125
Series G, 3.02% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	9,000	9,000
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.):
Series 2000 A, 2.6% tender 8/5/05, CP mode	22,600	22,600
Series 2001 D:
2.5% tender 8/5/05, CP mode	6,500	6,500
2.5% tender 8/11/05, CP mode	15,000	15,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3% (Liquidity Facility Morgan Stanley) (b)(f)	2,500	2,500
		351,250
Mississippi - 1.1%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 3.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.02%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	12,885	12,885
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	10,900	10,900
Series Putters 138, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	11,935	11,935
BAN Series A, 2.75% 10/1/05	12,915	12,920
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.11%, LOC Southtrust Bank NA, VRDN (b)(e)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.11%, LOC Southtrust Bank NA, VRDN (b)(e)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.: - continued
(Colony Park Apts. Proj.) Series 1998 I, 3.11%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	$ 8,000	$ 8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 989, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)(f)	71,770	71,770
		174,710
Missouri - 1.2%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175, 2.99% (Liquidity Facility Societe Generale) (b)(f)	18,000	18,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3%, LOC Fannie Mae, VRDN (b)(e)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Kansas City Passenger Facilities Charge Rev. Participating VRDN Series MT 17, 3.04% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	11,810	11,810
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 3.06%, LOC WestLB AG, VRDN (b)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,300	13,300
(Lutheran High School Assoc. Proj.) 3.08%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN:
Series MS 1049, 3% (Liquidity Facility Morgan Stanley) (b)(f)	8,140	8,140
Series Putters 362, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,815	10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,835	9,835
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.09% (Liquidity Facility Bank of America NA) (b)(e)(f)	5,525	5,525
Series FRRI 03 L5J, 3.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,670	7,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN: - continued
Series FRRI A64, 3.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	$ 1,180	$ 1,180
Series LB 04 L15, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,405	4,405
Series LB 04 L35J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,195	7,195
Series Merlots 01 A28, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,400	2,400
Series PT 2038, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,970	4,970
Series PT 595, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,410	1,410
Series Putters 224, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,510	2,510
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine Lakes Apts. Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	2,150	2,150
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 3.03%, LOC Fannie Mae, VRDN (b)(e)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 3.07%, LOC Lasalle Bank NA, VRDN (b)(e)	4,500	4,500
Series B, 3.07%, LOC Lasalle Bank NA, VRDN (b)(e)	15,500	15,500
		190,115
Montana - 0.2%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 3.04% (BP PLC Guaranteed), VRDN (b)(e)	5,150	5,150
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	5,605	5,605
Series LB 03 L33J, 3.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	18,895	18,895
Series LB 04 6, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,835	7,835
Series Merlots 02 A19, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,575	2,575
		40,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 1.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3%, LOC Bank of America NA, VRDN (b)(e)	$ 3,000	$ 3,000
Nebhelp, Inc. Rev. Series C, 3.02% (MBIA Insured), VRDN (b)(e)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 00 H, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	260	260
Series BA 98 J, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series FRRI L31, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,135	2,135
Series Merlots 00 O, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	475	475
Series Merlots 00 UU, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,995	3,995
Series 2000 F, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	18,590	18,590
Series 2000 G, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	410	410
Series 2001 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	16,690	16,690
Series 2001 E, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,590	8,590
Series 2002 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	23,795	23,795
Series 2002 F, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	24,580	24,580
Series 2003 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,295	15,295
Series 2003 E, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,780	9,780
Series 2004 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	11,850	11,850
Series 2004 G, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	10,000	10,000
Series 2005 B, 3.08% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	5,330	5,330
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10, 3% (Liquidity Facility Citibank NA) (b)(f)	5,065	5,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series ROC II R7008, 3% (Liquidity Facility Citibank NA) (b)(f)	$ 8,095	$ 8,095
2.8% 9/15/05 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Omaha Spl. Oblig. Participating VRDN Series DB 125, 2.99% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,270	8,270
		232,500
Nevada - 1.6%
Clark County Arpt. Rev.:
Participating VRDN:
Series EGL 720050024, 3% (Liquidity Facility Citibank NA) (b)(f)	17,205	17,205
Series MT 31, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	11,590	11,590
Series PT 2358, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,225	5,225
Series Putters 498, 3.03% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)(f)	21,335	21,335
Series Stars 137, 3.05% (Liquidity Facility BNP Paribas SA) (b)(f)	15,500	15,500
Series C, 3.03% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	37,900	37,900
Clark County Gen. Oblig. Series 2005 B, 2.75% 8/17/05, LOC Landesbank Hessen-Thuringen, CP	15,000	15,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series B, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	25,000	25,000
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Participating VRDN Series Stars 91, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,815	4,815
Clark County School District Participating VRDN:
Series FRRI 02 D, 3.04% (Liquidity Facility Bank of New York, New York) (b)(f)	5,910	5,910
Series PT 2406, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,915	5,915
Series PT 2555, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,980	10,980
Series PT-2565, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,235	10,235
Series ROC II R2184, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	14,585	14,585
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 3.11%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,060	8,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,310	$ 5,310
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3% (Liquidity Facility Societe Generale) (b)(f)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,750	2,750
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3%, LOC Fannie Mae, VRDN (b)(e)	5,510	5,510
Series 2002 A, 3%, LOC Fannie Mae, VRDN (b)(e)	7,510	7,510
		253,435
New Hampshire - 1.1%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 3, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	8,000	8,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 03 4, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	44,469	44,469
Manchester Arpt. Rev. 3.08% (FGIC Insured), VRDN (b)(e)	34,570	34,570
Manchester School Facilities Rev. Participating VRDN Series BS 217, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	14,445	14,445
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.1%, LOC HSBC Bank USA, VRDN (b)(e)	3,650	3,650
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.05%, LOC Deutsche Bank AG, VRDN (b)(e)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.02% (Liquidity Facility Morgan Stanley) (b)(f)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,280	2,280
Series Merlots 00 A29, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,585	2,585
Series Merlots 00 B13, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	715	715
Series Merlots 01 A51, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,335	3,335
Series Merlots 97 F, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,475	2,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series PA 351, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 1,050	$ 1,050
Series PT 348, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,005	1,005
Series Putters 357, 2.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	11,310	11,310
		171,889
New Jersey - 0.8%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	118,350	118,350
New Jersey Trans. Trust Fund Auth. Participating VRDN Series 720050001 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	17,500	17,500
		135,850
New Mexico - 1.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 3% (Liquidity Facility Bank of America NA) (b)(f)	5,160	5,160
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.02%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 3.2%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	940	940
New Mexico Gen. Oblig. Participating VRDN:
Series LB 04 L38, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	30,050	30,050
Series LB 04 L45, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	145,900	145,900
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series FRRI 03 L15, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,410	6,410
Series Merlots 00 A9, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,450	1,450
Series Merlots 01 A37, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,420	6,420
Series PA 118, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	580	580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth. Participating VRDN: - continued
Series PT 225, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 7,275	$ 7,275
Series PT 2314, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,680	2,680
		208,650
New York - 0.6%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 3.1% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	10,995	10,995
New York City Gen. Oblig. Participating VRDN Series ROC II R251, 3.03% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	38,200	38,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 6, 2.85% 8/18/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	32,000	32,000
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,810	3,810
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 2.05%, tender 6/15/05 (Liquidity Facility Bank of New York, New York) (b)(f)(g)	10,000	10,000
		96,505
Non State Specific - 1.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 04 11, 3.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	32,170	32,170
Series Clipper 05 7, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,100	17,100
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 03 1, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	27,000	27,000
Series Clipper 03 3, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	24,600	24,600
Series CTEC 03 10, 3.16% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	50,300	50,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN:
Series LB 04 L68J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 22,810	$ 22,810
Series LB 05 LJ5, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	26,580	26,580
		200,560
North Carolina - 1.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.1%, LOC Nat'l. City Bank, VRDN (b)(e)	2,700	2,700
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	3,000	3,000
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 1/20/06 (Liquidity Facility Wachovia Bank NA), CP	14,800	14,800
Columbus County Indl. Facilities & Poll. Cont. Rev. (Conflandey, Inc. Proj.) 3.05%, LOC BNP Paribas SA, VRDN (b)(e)	3,500	3,500
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	5,655	5,655
Forsyth County Ctfs. of Prtn. Participating VRDN:
Series ROC II R7010, 3% (Liquidity Facility Citibank NA) (b)(f)	16,215	16,215
Series ROC II R7529, 3% (Liquidity Facility Citibank NA) (b)(f)	10,855	10,855
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.14%, VRDN (b)(e)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.15%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	3,650	3,650
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	4,400	4,400
North Carolina Gen. Oblig. Participating VRDN Series PT 1962, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,450	5,450
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 02 L7, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,150	5,150
Series FRRI 03 L17, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Rev. Participating VRDN Series ROC II R296, 3% (Liquidity Facility Citibank NA) (b)(f)	$ 3,000	$ 3,000
Piedmont Triad Arpt. Auth. Series B, 3% (XL Cap. Assurance, Inc. Insured), VRDN (b)(e)	11,500	11,500
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.2%, LOC Citibank NA, New York, VRDN (b)(e)	7,400	7,400
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
(Pine Brick Co., Inc. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	7,600	7,600
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	34,355	34,355
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	7,700	7,700
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	2,750	2,750
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,030	9,030
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,875	1,875
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	5,400	5,400
		179,125
North Dakota - 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,150	9,150
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series PT 00 488, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,600	2,600
		11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.01% (Liquidity Facility Sallie Mae), VRDN (b)(e)	$ 35,700	$ 35,700
Series 1998 A2, 3.01% (Liquidity Facility Sallie Mae), VRDN (b)(e)	34,200	34,200
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,480	6,480
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 3.11%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,800	7,800
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,800	5,800
Ohio Bldg. Auth. Participating VRDN Series LB 04 L21J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	9,240	9,240
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,895	2,895
Ohio Higher Edl. Facility Commission Rev. 2.5% 8/5/05 (Liquidity Facility JPMorgan Chase Bank), CP	13,000	13,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,130	6,130
Series BA 00 Q, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	750	750
Series BA 98 B, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,300	20,300
Series BA 98 Q, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,395	20,395
Series BA 99 Q, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	825	825
Series LB 03 L46J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,915	4,915
Series PT 241, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,280	4,280
Series PT 582, 3.04% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.05%, LOC Key Bank NA, VRDN (b)(e)	3,800	3,800
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 3.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,400	2,400
Ohio Solid Waste Rev. (BP Products NA, Inc. Proj.) 3.03% (BP PLC Guaranteed), VRDN (b)(e)	20,700	20,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C:
2.7% tender 8/11/05, CP mode	$ 13,800	$ 13,800
2.85% tender 8/19/05, CP mode	9,840	9,840
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.08%, LOC Fleet Bank NA, VRDN (b)(e)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.15%, LOC Standard Fed. Bank, VRDN (b)(e)	800	800
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 3.1%, LOC Key Bank NA, VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,500	1,500
		238,950
Oklahoma - 1.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	24,703	24,703
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 3.01%, LOC Bank of America NA, VRDN (b)	7,400	7,400
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 2.42%, tender 12/1/05 (b)(e)	10,000	10,000
(ConocoPhillips Co. Proj.) 3.03%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 3.02%, LOC Bank of Nova Scotia, VRDN (b)(e)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 03 L29J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,100	6,100
Series LB 99 A5, 3.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	2,265	2,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 167, 3.04% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	$ 1,600	$ 1,600
Series PT 305, 3.04% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	2,785	2,785
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.01% (MBIA Insured), VRDN (b)(e)	22,125	22,125
Series 2003 A2, 3.01% (MBIA Insured), VRDN (b)(e)	24,000	24,000
Series A, 3.01% (MBIA Insured), VRDN (b)(e)	10,000	10,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 01 582, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)(f)	48,300	48,300
Series MS 1068, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)(f)	5,870	5,870
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.05%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 3.16% (Liquidity Facility Bank of America NA) (b)(e)(f)	12,045	12,045
Series BA 97 B2, 3.11% (Liquidity Facility Bank of America NA) (b)(f)	7,000	7,000
		213,088
Oregon - 0.6%
Multnomah County Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Oregon Dept. Administrative Services Participating VRDN Series EGL 04 2011, 3% (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.1%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	4,690	4,690
Oregon Gen. Oblig. Participating VRDN:
Series LB 04 L73J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	28,975	28,975
Series ROC II R6001, 3% (Liquidity Facility Citibank NA) (b)(f)	4,970	4,970
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,120	7,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.17% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	$ 11,750	$ 11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 3.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	10,690	10,690
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	200	200
(New Columbia - Trouton Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	12,365	12,365
		90,260
Pennsylvania - 4.0%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,905	10,905
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.06%, VRDN (b)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 2.9% tender 8/5/05, CP mode (e)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.09%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	70,300	70,300
Series 1998 A2, 3.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,675	2,675
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2001 A, 2.5% tender 8/5/05, LOC Wachovia Bank NA, CP mode	8,150	8,150
Harrisburg Auth. Wtr. Rev. Series A, 3.01% (FGIC Insured), VRDN (b)	11,200	11,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 3.02% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	11,925	11,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 2.85% tender 8/11/05, CP mode (e)	$ 18,250	$ 18,250
Series 1991, 2.9% tender 8/5/05, CP mode (e)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.02%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.08%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,410	12,410
(Merck & Co. Proj.) Series 2000, 3.04%, VRDN (b)(e)	15,800	15,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	125	125
Series 1994 B3, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Series 1995 D10, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Series 1996 D5, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Series 1997 B1, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Series 1997 B4, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Series 1997 B6, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
Series 1997 B8, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Series 1997 B9, 3.06%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.205% (Sunoco, Inc. Guaranteed), VRDN (b)(e)	8,400	8,400
Series B, 3.17% (Sunoco, Inc. Guaranteed), VRDN (b)(e)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 3.04% (AMBAC Insured), VRDN (b)(e)	18,600	18,600
Series 2000 A, 3.04% (AMBAC Insured), VRDN (b)(e)	21,800	21,800
Series 2001 B, 3.02% (FSA Insured), VRDN (b)(e)	25,100	25,100
Series 2002 B, 3.04% (FSA Insured), VRDN (b)(e)	47,200	47,200
Series A:
3.04% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
3.04% (FSA Insured), VRDN (b)(e)	31,800	31,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.: - continued
Series A1, 3.04% (AMBAC Insured), VRDN (b)(e)	$ 35,400	$ 35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.02% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	15,000	15,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 04 L80, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,370	6,370
Series PA 1235, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,200	5,200
Series PT 2068, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	13,520	13,520
Series PT 2190, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	13,780	13,780
Series PT 890, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	30,800	30,800
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	12,490	12,490
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 3.05% (Liquidity Facility Societe Generale) (b)(e)(f)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,795	3,795
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	10,000	10,007
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.01% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	6,815	6,815
Philadelphia School District Participating VRDN Series EGL 7050036, 3% (Liquidity Facility Citibank NA) (b)(f)	10,820	10,820
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	18,600	18,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 3% (Liquidity Facility Morgan Stanley) (b)(f)	3,715	3,715
		645,622
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Bonds Series 41C, 3.375% 11/1/05 (e)	$ 10,000	$ 10,030
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3%, LOC Fleet Bank NA, VRDN (b)(e)	2,400	2,400
		12,430
South Carolina - 1.8%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 3.04%, VRDN (b)(e)	10,000	10,000
Berkeley County School District Participating VRDN Series MSCO 01 656, 3% (Liquidity Facility Morgan Stanley) (b)(f)	8,650	8,650
Charleston County School District Participating VRDN Series PT 2100, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,785	13,785
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.06%, VRDN (b)(e)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,230	6,230
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,760	3,760
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 3.01% (Liquidity Facility Bank of America NA) (b)(f)	18,230	18,230
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,825	8,825
Richland County School District #2 Participating VRDN Series PT 1646, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,060	18,060
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.11% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,805	2,805
Series PA 1072, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,475	5,475
Series PT 326, 3.04% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	17,055	17,055
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.: - continued
(City Heights Apt. Proj.) Series 2000 A1, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	$ 5,620	$ 5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.07%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	2,100	2,100
(Carolina Ceramics LLC Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
(Carolinas Recycling Group Proj.) Series 2001, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	9,000	9,000
(Keys Printing Co. Proj.) 3.12%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,700	1,700
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	1,100	1,100
Series 1997 B, 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800	1,800
Series C, 3.05%, LOC Wachovia Bank NA, VRDN (b)(e)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 3.02%, LOC Suntrust Bank, VRDN (b)(e)	4,400	4,400
(Turnils North America Proj.) Series 1999, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 3.08% (FSA Insured), VRDN (b)(e)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17, 3% (Liquidity Facility Citibank NA) (b)(f)	7,660	7,660
Series Merlots 00 L, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500	6,500
Series Merlots B6, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,890	9,890
Series Putters 277, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3% (Liquidity Facility Morgan Stanley) (b)(f)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN: - continued
Series PT 2304, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 12,790	$ 12,790
Series PT 2306, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,180	5,180
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.65% tender 7/6/05, CP mode	26,000	26,000
		289,235
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 3.1%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	5,000	5,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series MT 104, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,220	2,220
Series PT 888, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,340	5,340
Series PT 889, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,800	1,800
Series PT 907, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,170	3,170
Series PT 957, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,630	4,630
		28,660
Tennessee - 1.7%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 3.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series FRRI 00 A2, 3.07% (Liquidity Facility Bank of New York, New York) (b)(f)	100	100
Series LB 03 L8J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	25,700	25,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. Participating VRDN: - continued
Series PT 922, 3.03% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	$ 23,000	$ 23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.03%, VRDN (b)(e)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series Putters 377, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,000	14,000
Series Putters 378, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,915	17,915
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,000	22,000
Series PT 706, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,525	5,525
Series PT 718, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. 2.8% 9/16/05, CP	10,000	10,000
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 3.02%, LOC Suntrust Bank, VRDN (b)(e)	11,700	11,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.07%, LOC Landesbank Baden-Wuerttemberg, VRDN (b)(e)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3%, LOC Lasalle Bank NA, VRDN (b)(e)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.03% (AMBAC Insured), VRDN (b)(e)	17,275	17,275
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	16,045	16,045
Series EGL 01 4202, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)(e)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.09% (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 3,310	$ 3,310
Series FRRI 02 L13, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,225	6,225
Series LB L32J, 3.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,605	4,605
Series Merlots 05 C3, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,100	6,100
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.02%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		275,545
Texas - 16.6%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,300	9,300
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.04% (Liquidity Facility Bank of America NA) (b)(f)	6,750	6,750
Series A, 2.84% 7/14/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,655	14,655
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	10,195	10,195
Series Merlots 00 LLL, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,135	7,135
Series Merlots 01 A63, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,415	6,415
Series Merlots 02 A1, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,065	2,065
Series ROC II R6029, 3% (Liquidity Facility Citibank NA) (b)(f)	4,990	4,990
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)	3,400	3,400
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series MS 1023, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	8,000	8,000
Series SG B55, 3% (Liquidity Facility Societe Generale) (b)(f)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 1.8%, tender 8/1/05 (b)(e)	$ 6,800	$ 6,800
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) 3.01%, LOC Wachovia Bank NA, VRDN (b)(e)	49,000	49,000
(Texas Utils. Energy Co. Proj.) Series A, 3.03%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(Dow Chemical Co. Proj.) Series A2, 3.14%, VRDN (b)(e)	9,500	9,500
(JT Venture Proj.) Series 1998, 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
(Merey Sweeny LP Proj.) Series 2000 A, 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,600	3,600
Brazosport Independent School District Participating VRDN Series PT 2315, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,360	5,360
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.02%, LOC HSBC Bank USA, VRDN (b)(e)	6,250	6,250
Burleson Gen. Oblig. Participating VRDN Series PT 2545, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,625	6,625
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	22,100	22,100
3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	22,100	22,100
Cypress-Fairbanks Independent School District:
Bonds:
Series AAB 02 13, 3%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	9,940	9,940
Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	14,430	14,430
Participating VRDN:
Series Merlots C16, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District: - continued
Participating VRDN:
Series PT 1649, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 990	$ 990
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series PA 1195, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,265	5,265
Series 2001:
2.78% 9/15/05 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	20,000	20,000
2.9% 11/2/05 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,100	15,100
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)(g)	9,995	9,995
Participating VRDN:
Series EGL 03 20, 3.04% (Liquidity Facility Citibank NA, New York) (b)(e)(f)	16,800	16,800
Series FRRI 02 L29J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	12,735	12,735
Series Merlots 00 II, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	11,695	11,695
Series Merlots 02 A13, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,780	4,780
Series PT 2318, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,625	5,625
Series PT 682, 3.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	9,005	9,005
Series Putters 201, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,245	18,245
Series Putters 202, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,220	23,220
Series Putters 350, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,140	7,140
Series Putters 353, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,220	7,220
Series Putters 354, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Series Putters 355, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 778, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 4,015	$ 4,015
Series RF 03 4, 3.11% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	17,310	17,310
3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	3,000	3,000
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	24,435	24,435
Dallas Gen. Oblig. Participating VRDN Series Putters 598, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,895	5,895
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	19,060	19,060
Series PT 2181, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,665	3,665
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	9,220	9,220
Series MS 01 635, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	15,210	15,210
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 3% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	4,120	4,120
El Paso Gen. Oblig.:
2.3% 6/14/05, CP	43,800	43,800
2.82% 8/5/05, CP	10,000	10,000
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,775	2,775
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,125	16,125
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.13%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,000	2,000
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primerose at Crist Apts. Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (b)(e)	6,900	6,900
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.11%, LOC Suntrust Bank, VRDN (b)(e)	4,475	4,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.75%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (a)(b)(e)	$ 30,000	$ 30,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,280	3,280
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 3.04%, LOC BNP Paribas SA, VRDN (b)(e)	17,300	17,300
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(e)	13,700	13,700
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.06% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	11,300	11,300
(Amoco Oil Co. Proj.) Series 1998, 3.04%, VRDN (b)(e)	10,000	10,000
(BP Prods. North America, Inc. Proj.):
3.04%, VRDN (b)(e)	5,750	5,750
3.04%, VRDN (b)(e)	12,500	12,500
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.04%, VRDN (b)(e)	7,500	7,500
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.26%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	5,150	5,150
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)	4,900	4,900
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 2.7% 7/29/05, LOC Landesbank Hessen-Thuringen, CP	7,300	7,300
Harris County Gen. Oblig.:
Bonds (Toll Road Proj.) 0% 8/1/05	16,025	15,980
Participating VRDN:
Series EGL 01 4305, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	20,600	20,600
Series PT 1623, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,995	5,995
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 3.08%, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(Louetta Village Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Primrose at Bammel Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	$ 12,600	$ 12,600
(Quail Chase Apts. Proj.) Series 1999, 3.01%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series Merlots 01 B4, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,680	4,680
Series MSTC 00 98, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	19,965	19,965
Series PT 1468, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,235	10,235
Series ROC II R40, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	10,125	10,125
Series ROC II R41, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	12,825	12,825
Series 2002 A, 2.45% 7/8/05, LOC Dexia Cr. Local de France, CP (e)	10,000	10,000
Houston Gen. Oblig.:
Participating VRDN Series EGL 04 1008 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Series 2003 D, 2.85% 8/17/05 (Liquidity Facility DEPFA BANK PLC), CP	7,000	7,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.08%, LOC Citibank NA, VRDN (b)(e)	5,000	5,000
(Little Nell Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,665	2,665
Houston Independent School District:
Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	51,380	51,380
Participating VRDN Series MT 83, 2.99% (Liquidity Facility BNP Paribas SA) (b)(f)	6,745	6,745
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,080	5,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,680	$ 4,680
ROC II R 4063, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,980	9,980
Series DB 108, 2.99% (Liquidity Facility Deutsche Bank AG) (b)(f)	7,300	7,300
Series Merlots C13, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,695	7,695
Series TOC 04 A, 3.01% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	21,830	21,830
Series Merlots C20, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,280	3,280
Series SGB 24, 3% (Liquidity Facility Societe Generale) (b)(f)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.06%, VRDN (b)(e)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,660	5,660
Lancaster Independent School District Participating VRDN Series PA 1264, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,500	7,500
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.09% (Liquidity Facility Bank of New York, New York) (b)(f)	8,725	8,725
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	6,000	6,000
Series MSCO 01 577, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	7,915	7,915
Series PT 2004, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,765	5,765
Series PT 2270, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,310	16,310
2.7% 8/4/05, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	26,600	26,600
2.75% 7/7/05, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	17,600	17,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	$ 3,400	$ 3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,160	5,160
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 3.19%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,925	6,925
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,105	5,105
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998:
2.75% tender 8/4/05 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	10,000	10,000
2.9% tender 11/4/05 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	10,000	10,000
North East Texas Independent School District Participating VRDN:
Series Putters 393, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,860	6,860
Series SG 143, 2.99% (Liquidity Facility Societe Generale) (b)(f)	13,000	13,000
Northside Independent School District Participating VRDN Series PT 2254, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,385	5,385
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	9,500	9,500
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,780	5,780
Plano Independent School District:
Bonds 2.85%, tender 1/26/06 (Permanent School Fund of Texas Guaranteed) (b)	16,805	16,805
Participating VRDN Series ROC II R2106, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	6,510	6,510
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.01%, LOC JPMorgan Chase Bank, VRDN (b)	6,450	6,450
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.05% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 3.04%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 19,200	$ 19,200
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.08%, VRDN (b)(e)	48,035	48,035
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series MT 29, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	17,465	17,465
Series PT 2796, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,015	6,015
Series PT 924, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	5,000	5,000
Series Putters 888, 3.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,360	6,360
Series Stars 134, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,865	4,865
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series Merlots 01 A10, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,780	5,780
Series PT 1708, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,495	7,495
Series PT 2649, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,090	13,090
Series Putters 771, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,170	8,170
Series SG 105, 2.99% (Liquidity Facility Societe Generale) (b)(f)	9,500	9,500
Series A:
2.76% 7/21/05, CP	12,500	12,500
2.78% 9/8/05, CP	22,000	22,000
2.85% 8/17/05, CP	24,200	24,200
San Antonio Gen. Oblig. Participating VRDN Series ROC II R7519, 3% (Liquidity Facility Citibank NA) (b)(f)	5,160	5,160
San Antonio Independent School District Bonds Series AAB 01 28, 3%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.05%, LOC Bank of America NA, VRDN (b)(e)	$ 3,300	$ 3,300
San Antonio Muni. Drain Util. Sys. Rev. Participating VRDN Series Putters 811T, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,345	14,345
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,700	8,700
Series SG 02 159, 2.99% (Liquidity Facility Societe Generale) (b)(f)	22,500	22,500
Series 2001 A:
2.73% 8/4/05 (Liquidity Facility Bank of America NA), CP	33,500	33,500
2.9% 11/2/05 (Liquidity Facility Bank of America NA), CP	39,500	39,500
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,770	8,770
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,885	7,885
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.01%, LOC JPMorgan Chase Bank, VRDN (b)	9,475	9,475
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	3,600	3,600
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,980	6,980
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L4J, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,335	11,335
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	10,465	10,465
Series LB 04 L16, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,955	4,955
Series LB 04 L79, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,925	9,925
Series ROC II R178, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	4,150	4,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.: - continued
Series 2004 D, 3.02% (FSA Insured), VRDN (b)(e)	$ 5,800	$ 5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Chisholm Trail Proj.) 3.02%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
(Post Oak East Apts. Proj.) Series A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
Series 2003, 1.8%, tender 7/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	30,000	30,000
2.9%, tender 6/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	32,245	32,245
Participating VRDN:
Series FRRI 01 L41, 3.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	15,160	15,160
Series LB 04 L61J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	30,500	30,500
Series LB 04 L62J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	67,200	67,200
Series LB 04 L66, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,875	15,875
Series Merlots 00 QQ, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,055	22,055
Series MT 109, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	5,475	5,475
Series PA 1063, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PA 631R, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,600	7,600
Series PA 975, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,495	7,495
Series PT 1191, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,065	2,065
Series PT 524, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,745	5,745
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2, 3%, VRDN (b)(e)	20,755	20,755
Series A, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	26,240	26,240
(Veterans Land Proj.) Series A, 3%, VRDN (b)(e)	20,525	20,525
TRAN 3% 8/31/05	390,835	391,958
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Series 2002 A, 2.75% 8/10/05 (Liquidity Facility Texas Gen. Oblig.), CP	$ 19,500	$ 19,500
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	12,650	12,650
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Participating VRDN Series PA 884R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	17,175	17,175
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 584, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series 2002 A:
2.5% 8/5/05 (Liquidity Facility Utmico), CP	7,000	7,000
2.76% 7/21/05 (Liquidity Facility Utmico), CP	11,000	11,000
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev. (Uvalde Ranch Apts. Proj.) 3.06%, LOC Bank of America NA, VRDN (b)(e)	6,650	6,650
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,540	5,540
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	415	415
		2,696,943
Utah - 0.3%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,565	8,565
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	4,170	4,170
Series 1998 B4, 2.7% 8/4/05 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 3.1%, LOC Key Bank NA, VRDN (b)(e)	370	370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Bldg. Ownership Auth. Lease Rev. Participating VRDN Series Putters 536, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 10,365	$ 10,365
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,620	1,620
		51,580
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,235	10,235
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,850	2,850
Series LB 04 L76, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,925	5,925
Series 17 A, 3.05% (FSA Insured), VRDN (b)(e)	7,500	7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.03%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	8,100	8,100
		34,610
Virginia - 2.9%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,370	1,370
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,000	11,000
Series PT 886, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	4,600	4,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series ROC II R349, 3% (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 3%, LOC Bank of America NA, VRDN (b)(e)	7,050	7,050
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
2.6% tender 7/12/05, CP mode (e)	$ 10,000	$ 10,000
2.93% tender 8/10/05, CP mode (e)	34,800	34,800
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.44% tender 6/3/05, CP mode	4,000	4,000
2.9% tender 7/7/05, CP mode	3,400	3,400
2.95% tender 7/22/05, CP mode	2,400	2,400
Series 1987:
2.9% tender 7/12/05, CP mode	1,700	1,700
2.9% tender 8/10/05, CP mode	13,100	13,100
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R322, 3% (Liquidity Facility Citibank NA) (b)(f)	13,475	13,475
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.07%, LOC Wachovia Bank NA, VRDN (b)(e)	4,515	4,515
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.07%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	6,600	6,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 2.56% tender 7/12/05, CP mode	9,800	9,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	8,540	8,540
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 3.02%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.06%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3% (Liquidity Facility Morgan Stanley) (b)(f)	$ 23,300	$ 23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	7,000	7,000
Series MS 01 727, 3% (Liquidity Facility Morgan Stanley) (b)(f)	6,000	6,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series A:
2.58%, tender 8/10/05 (b)(e)	146,100	146,100
2.63%, tender 9/14/05 (b)(e)	73,100	73,100
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series DB 138, 3.03% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	7,290	7,290
		469,885
Washington - 4.1%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 3% (Liquidity Facility Citibank NA) (b)(f)	6,050	6,050
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,955	14,955
Series Merlots 01 B1, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,995	6,995
Series PA 1047, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PT 950, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,500	4,500
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,520	9,520
Series Putters 242, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100	2,100
Series Putters 256, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800	2,800
Series ROC II R152, 3% (Liquidity Facility Citibank NA) (b)(f)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.03%, VRDN (b)(e)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 705, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 1,565	$ 1,565
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PT 780, 2.99% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	7,000	7,000
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,025	5,025
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3%, LOC Bank of America NA, VRDN (b)(e)	5,785	5,785
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC II R4561, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,285	5,285
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,300	6,300
Series PA 1179, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,480	8,480
Series PT 796, 2.99% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	9,030	9,030
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 3.13%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	3,105	3,105
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,210	11,210
Port of Seattle Gen. Oblig.:
Participating VRDN Series Stars 128, 3.04% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	9,490	9,490
Series 2002 B2, 2.45% 7/12/05, LOC Bayerische Landesbank Girozentrale, CP (e)	5,290	5,290
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.04% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series MS 1028, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	2,845	2,845
Series PA 752, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 654, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,725	3,725
Series PT 728, 3.04% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,430	4,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Participating VRDN:
Series ROC II R362, 3.04% (Liquidity Facility Citibank NA) (b)(e)(f)	$ 9,710	$ 9,710
Series 1997, 3.11%, LOC Bank of New York, New York, VRDN (b)(e)	101,830	101,830
Series 2001 B1, 2.45% 7/12/05, LOC Bank of America NA, CP (e)	10,625	10,625
Port of Tacoma Rev. Series A:
2.7% 8/4/05, LOC WestLB AG, CP	10,000	10,000
2.8% 8/11/05, LOC WestLB AG, CP	8,275	8,275
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,970	17,970
Seattle Drain & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,490	8,490
Series PT 2241, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,620	6,620
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.03%, LOC Key Bank NA, VRDN (b)(e)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 2.35% tender 11/15/05, LOC JPMorgan Chase Bank, CP mode	5,600	5,600
Participating VRDN:
Series Merlots 01 A56, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	18,485	18,485
Series PT 2495, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,315	8,315
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 3% (Liquidity Facility Societe Generale) (b)(f)	15,815	15,815
Tacoma Gen. Oblig. Series 2002 A, 2.76% 7/21/05, LOC Bank of America NA, CP	7,450	7,450
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN Series FRRI 02 B, 3.04% (Liquidity Facility Bank of New York, New York) (b)(f)	2,733	2,733
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.05%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.02%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 5,600	$ 5,600
Series EGL 00 4705, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	16,300	16,300
Series EGL 7050032, 3% (Liquidity Facility Citibank NA) (b)(f)	5,175	5,175
Series EGL 7050037, 3% (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Series EGL 98 4702, 3% (Liquidity Facility Citibank NA, New York) (b)(f)	12,200	12,200
Series Merlots B22, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Series MSTC 9048, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	9,990	9,990
Series Piper 05 B, 3.09% (Liquidity Facility Bank of New York, New York) (b)(f)	8,665	8,665
Series PT 1856, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,550	5,550
Series PT 2093, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,865	2,865
Series Putters 514, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	14,870	14,870
Series Putters 747, 3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,950	5,950
Series RF 05 1, 3.04% (Liquidity Facility Bank of New York, New York) (b)(f)	10,730	10,730
Series SGA 35, 3% (Liquidity Facility Societe Generale) (b)(f)	12,500	12,500
Series SGB 09, 3% (Liquidity Facility Societe Generale) (b)(f)	9,100	9,100
Series SGB 11, 3% (Liquidity Facility Societe Generale) (b)(f)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	27,200	27,200
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,765	4,765
Series MT 105, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	22,820	22,820
Series PT 636, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,720	4,720
Series PT 838, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,255	2,255
Series PT 892, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	24,520	24,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Merrill Gardens at Queen Anne Proj.) Series A, 3.05%, LOC Bank of America NA, VRDN (b)(e)	$ 8,680	$ 8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.05%, LOC Bank of America NA, VRDN (b)(e)	10,395	10,395
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.02%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
		673,148
West Virginia - 0.5%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 2.87% tender 8/15/05, CP mode (e)	4,000	4,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.93% tender 8/10/05, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.06%, LOC Wachovia Bank NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 3.02%, LOC Deutsche Bank AG, VRDN (b)(e)	3,905	3,905
Series 1990 D, 3.02%, LOC Deutsche Bank AG, VRDN (b)(e)	13,700	13,700
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.16%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,470	4,470
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.45% tender 7/12/05, LOC Dexia Cr. Local de France, CP mode (e)	33,600	33,600
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.06%, LOC Wachovia Bank NA, VRDN (b)(e)	6,580	6,580
		82,075
Wisconsin - 1.3%
Northland Pines School District Participating VRDN Series PT 2257, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,630	10,630
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.02% (XL Cap. Assurance, Inc. Insured), VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.08%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 3,000	$ 3,000
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.11%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,040	1,040
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,555	1,555
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,540	1,540
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.02%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,980	1,980
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.11%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,275	1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 3.02%, LOC Lasalle Bank NA, VRDN (b)(e)	3,085	3,085
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,830	5,830
Wilmot Union High School District Participating VRDN Series PT 2258, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,640	9,640
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 2.99% (Liquidity Facility Morgan Stanley) (b)(f)	3,785	3,785
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 3.04% (Liquidity Facility Citibank NA, New York) (b)(e)(f)	1,250	1,250
Series Putters 531, 3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,485	8,485
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PA 970, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
Series PT 761, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	20,000	20,000
Series PT 873, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,765	10,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PT 445, 3.04% (Liquidity Facility Danske Bank AS) (b)(e)(f)	$ 3,745	$ 3,745
Series PT 559, 3.04% (Liquidity Facility Danske Bank AS) (b)(e)(f)	1,135	1,135
Series 2003 B, 3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	30,400	30,400
Series 2004 E, 3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	17,900	17,900
Series E, 3% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (b)(e)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3% (MBIA Insured), VRDN (b)(e)	3,445	3,445
Series 2002 B, 3% (MBIA Insured), VRDN (b)(e)	3,050	3,050
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series MT 106, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	19,665	19,665
Wisconsin Trans. Rev.:
Participating VRDN Series ROC II R7000, 3% (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Series 1997 A, 2.6% 8/5/05, CP	22,175	22,175
		219,775
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	6,340	6,340
Participating VRDN:
Series PA 833R, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,100	7,100
Series PT 630, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,015	3,015
		16,455
Municipal Securities - continued
	Shares	Value (000s)
Other - 7.4%
Fidelity Municipal Cash Central Fund, 3.00% (c)(d)	1,205,287	$ 1,205,287
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $16,138,996)		16,138,996
NET OTHER ASSETS - 0.6%		104,453
NET ASSETS - 100%		$ 16,243,449
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,000,000 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,405,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/19/01	$ 14,650
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 4,995
Cypress-Fairbanks Independent School District Bonds Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	12/13/01	$ 14,430
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC)	5/29/03	$ 9,995
Security	Acquisition Date	Cost (000s)
Houston County Health Care Auth. Rev. Bonds Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/6/03	$ 10,195
Illinois Health Facilities Auth. Rev. Bonds Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility Svenska Handelsbanken AB)	6/3/04	$ 9,755
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 12,885
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 2.05%, tender 6/15/05 (Liquidity Facility Bank of New York, New York)	7/17/02	$ 10,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	10/24/01	$ 3,160
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS)	8/31/00	$ 6,340
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $16,138,996,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Municipal Money Fund

May 31, 2005

1.802206.101

SMM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	$ 4,300	$ 4,300
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.04%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	1,900	1,900
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.01%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,000	3,000
Huntsville Health Care Auth. Rev. Series 1998, 3.01%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	5,505	5,505
Jefferson County Ltd. Oblig. School Warrants Series B, 2.99% (AMBAC Insured), VRDN (a)	4,100	4,100
Jefferson County Swr. Rev. Series 2002 C2, 2.99% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,000	1,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 3.01%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	14,200	14,200
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	28,690	28,690
		62,695
Alaska - 2.1%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.06% (Liquidity Facility Bank of America NA) (a)(c)	9,285	9,285
Series Merlots 99 D, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,700	3,700
Anchorage Gen. Oblig. Participating VRDN Series PT 2561, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,980	6,980
Anchorage Lease Rev. Participating VRDN Series PT 2657, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,070	9,070
Valdez Marine Term. Rev.:
Bonds (ConocoPhillips Proj.):
Series 1994 B, 1.8%, tender 6/1/06 (a)	12,000	12,000
Series 1994 C, 1.8%, tender 6/1/06 (a)	10,375	10,375
(BP Pipelines, Inc. Proj.) 2.98%, VRDN (a)	31,035	31,035
		82,445
Arizona - 2.6%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	8,495	8,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series RF 04 2, 3.04% (Liquidity Facility Bank of New York, New York) (a)(c)	$ 6,750	$ 6,750
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3% (Liquidity Facility Morgan Stanley) (a)(c)	6,656	6,656
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,130	3,130
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	2,600	2,600
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 2.93% 6/15/05, LOC Dexia Cr. Local de France, CP	6,300	6,300
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 3.01%, LOC JPMorgan Chase Bank, VRDN (a)	3,860	3,860
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series SG 03 160, 2.99% (Liquidity Facility Societe Generale) (a)(c)	44,500	44,500
Series 1997 B, 2.5% 8/1/05, CP	14,425	14,425
Series 2004 C, 2.8% 9/15/05, CP	6,850	6,850
		103,566
California - 2.4%
California Econ. Recovery Participating VRDN:
Series MS 930, 2.97% (Liquidity Facility Morgan Stanley) (a)(c)	10,000	10,000
Series MS 935, 2.97% (Liquidity Facility Morgan Stanley) (a)(c)	15,995	15,995
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	3,200	3,200
California Pub. Works Board Lease Rev. Participating VRDN Series MSTC 9052, 2.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,990	8,990
Los Angeles Unified School District Participating VRDN:
Series Putters 488, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Series SG 162, 2.98% (Liquidity Facility Societe Generale) (a)(c)	14,205	14,205
Oakland Gen. Oblig. Participating VRDN Series MS 01 756, 2.97% (Liquidity Facility Morgan Stanley) (a)(c)	8,000	8,000
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 2.99% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Turlock Irrigation District Rev. Participating VRDN Series ROC II R2035, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 7,975	$ 7,975
Univ. of California Revs. Participating VRDN Series ROC II R283, 2.99% (Liquidity Facility Citibank NA) (a)(c)	11,730	11,730
		94,340
Colorado - 1.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.06%, LOC JPMorgan Chase Bank, VRDN (a)	1,435	1,435
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,700	4,700
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,760	10,760
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.1%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,160	3,160
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000	4,000
Series MS 1064, 3.06% (Liquidity Facility Morgan Stanley) (a)(c)	5,310	5,310
Series PZ 46, 3.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,320	1,320
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3% (Liquidity Facility Morgan Stanley) (a)(c)	3,930	3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.01%, VRDN (a)	3,200	3,200
		42,315
Connecticut - 0.4%
Connecticut Spl. Tax Oblig. Rev. Participating VRDN Series MS 01 735, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	14,610	14,610
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 214, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
TRAN 3.5% 9/30/05	32,100	32,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Defenders of Wildlife Proj.) 3.01%, LOC Bank of America NA, VRDN (a)	$ 2,500	$ 2,500
(Edmund Burke School Proj.) 2.65%, LOC Bank of America NA, VRDN (a)	7,500	7,500
(The AARP Foundation Proj.) Series 2004, 2.96%, LOC Bank of America NA, VRDN (a)	10,000	10,000
		57,245
Florida - 7.9%
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 2.99%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	7,000	7,000
(Pier Club Apts. Proj.) 2.98%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	10,000	10,000
Charlotte County Util. Sys. Rev. Series 2003 A, 2.97% (FSA Insured), VRDN (a)	10,400	10,400
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,930	3,930
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000	4,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 7050031, 3% (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series SGA 03 138, 2.97% (Liquidity Facility Societe Generale) (a)(c)	4,100	4,100
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 3% (Liquidity Facility Morgan Stanley) (a)(c)	7,100	7,100
Series MS 01 634, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	12,420	12,420
Series PT 1897, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,540	11,540
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series PT 1944, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,000	14,000
Florida Gen. Oblig. Participating VRDN:
Series ROC II 1000, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,545	7,545
Series ROC II R4070, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	12,935	12,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 3.01%, LOC Cr. Suisse, VRDN (a)	$ 10,400	$ 10,400
Florida Local Govt. Fin. Auth. Rev. Series A, 2.7% 8/11/05, LOC Wachovia Bank NA, CP	4,806	4,806
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3% (Liquidity Facility Societe Generale) (a)(c)	1,920	1,920
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 F, 2.85% tender 8/18/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	10,000	10,000
Series C1, 2.85% 8/11/05 (Liquidity Facility JPMorgan Chase Bank), CP	5,406	5,406
Jacksonville Gen. Oblig. Series 2004 A, 2.78% 8/16/05, LOC Landesbank Baden-Wuerttemberg, CP	8,035	8,035
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.75% tender 7/12/05, CP mode	5,810	5,810
(Florida Pwr. & Lt. Co. Proj.) 3%, VRDN (a)	10,100	10,100
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.01%, VRDN (a)	20,000	20,000
Series 1985 D, 3.01%, VRDN (a)	9,000	9,000
Series 1992 B, 3.01%, VRDN (a)	30,700	30,700
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,620	1,620
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 3.05%, VRDN (a)	15,200	15,200
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series LB 04 L29, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,335	6,335
Orange County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R7501, 3% (Liquidity Facility Citibank NA) (a)(c)	4,180	4,180
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2372, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,095	6,095
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Emerald Bay Club Apts. Proj.) 2.99%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	6,500	6,500
Palm Beach County School District 2.7% 8/4/05, LOC Bank of America NA, CP	14,800	14,800
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022, 3% (Liquidity Facility Citibank NA) (a)(c)	9,705	9,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	$ 7,100	$ 7,100
(Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	3,075	3,075
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 3% (Liquidity Facility Morgan Stanley) (a)(c)	5,745	5,745
Univ. of North Florida Foundation, Inc. Rev. 3.06%, LOC Wachovia Bank NA, VRDN (a)	3,000	3,000
		308,002
Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	14,125	14,125
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,300	3,300
DeKalb County Dev. Auth. Rev. (Marcus Institute Proj.) 2.96%, LOC Bank of America NA, VRDN (a)	10,640	10,640
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr. Proj.) 2.97%, LOC Suntrust Bank, VRDN (a)	13,000	13,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 3.01%, LOC Southtrust Bank NA, VRDN (a)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.01%, LOC Suntrust Bank, VRDN (a)	16,400	16,400
Georgia Gen. Oblig. Participating VRDN Series MS 1034, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	2,358	2,358
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 2.99% (Liquidity Facility Societe Generale) (a)(c)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,010	5,010
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	5,900	5,900
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (a)	6,800	6,800
		102,848
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 5,900	$ 5,900
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2143, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,485	4,485
		10,385
Illinois - 12.2%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	7,105	7,105
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,465	5,465
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	9,995	9,995
Series BA 96 BB, 3.06% (Liquidity Facility Bank of America NA) (a)(c)	11,100	11,100
Series Merlots 97 E, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,125	3,125
Series MS 01 566, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	5,000	5,000
Series Putters 199, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,610	10,610
Series SGA 98, 3% (Liquidity Facility Societe Generale) (a)(c)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series LB 05 L3, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,975	4,975
Series Merlots 00 A12, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,715	2,715
Series Merlots B24, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000	2,000
Series MS 1026, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	5,000	5,000
Series PT 2357, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,750	5,750
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,680	5,680
Chicago Park District Participating VRDN:
Series Putters 521, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700	5,700
Series Putters 710, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,335	6,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series EGL 03 15, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 2,800	$ 2,800
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PT 2312, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,690	7,690
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,600	4,600
Series Merlots 97 V, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,660	4,660
Series MS 01 560, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	12,000	12,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	16,850	16,850
Series PT 2574, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,395	5,395
Series Putters 766, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,395	5,395
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,535	4,535
Illinois Fin. Auth. Rev.:
(Central DuPage Hosp. Proj.) Series 2004 C, 3.01%, VRDN (a)	24,700	24,700
(Northwestern Memorial Proj.) Series B1, 2.98% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	18,990	18,990
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	2,600	2,600
Series EGL 01 1307, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	10,675	10,675
Series MS 1024, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	13,545	13,545
Series MS 98 143, 3% (Liquidity Facility Morgan Stanley) (a)(c)	13,560	13,560
Series PT 01 1760, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	5,460	5,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series Putters 133, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 19,450	$ 19,450
Series Putters 568, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,325	6,325
Series Putters 605, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,895	1,895
Series Putters 660, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,495	1,495
Series Putters 687, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,995	2,995
Series 2003 B, 3.01% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	35,000	35,000
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.) 2.7% tender 8/4/05, CP mode	6,300	6,300
Participating VRDN:
Series PA 1217, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,375	6,375
Series PT 763, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.04% (Liquidity Facility Bank of America NA) (a)(c)	7,045	7,045
Series EGL 01 1306, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	19,275	19,275
Series Merlots 01 A73, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,930	4,930
Series Merlots 02 A24, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,950	9,950
Series MSTC 9044, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,500	4,500
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,240	3,240
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Participating VRDN Series Putters 824, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,790	3,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 14,850	$ 14,850
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,049	2,049
Maywood Gen. Oblig. Participating VRDN Series PT 2537, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,835	5,835
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 2004 30, Class A, 3% (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series EGL 02 6001, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	5,400	5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series PT 2620, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,215	5,215
Series Putters 804, 3% (Liquidity Facility Dresdner Bank AG) (a)(c)	5,170	5,170
Series SG 65, 2.99% (Liquidity Facility Societe Generale) (a)(c)	5,705	5,705
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 2.97%, LOC Lasalle Bank NA, VRDN (a)	6,000	6,000
		476,974
Indiana - 2.1%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,410	5,410
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,030	1,030
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,475	2,475
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 2.99% (Liquidity Facility Deutsche Bank AG) (a)(c)	7,480	7,480
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Riverview Hosp. Proj.) 3%, LOC Nat'l. City Bank, Indiana, VRDN (a)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Office Bldg. Commission Facilities Rev. Series A, 2.47% 7/11/05, LOC JPMorgan Chase Bank, CP	$ 14,209	$ 14,209
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS 942 D, 3% (Liquidity Facility Morgan Stanley) (a)(c)	4,333	4,333
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3% (Liquidity Facility Societe Generale) (a)(c)	7,435	7,435
Purdue Univ. Rev. Series 2004 S, 3.06%, VRDN (a)	3,400	3,400
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.05%, LOC Nat'l. City Bank, Indiana, VRDN (a)	3,100	3,100
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 L6, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,000	5,000
		81,722
Kansas - 0.6%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 2.75% tender 7/21/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,000	3,000
Series 1985 C2, 2.75% tender 7/21/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. Participating VRDN Series Putters 324, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,870	11,870
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 3% (Liquidity Facility Citibank NA) (a)(c)	4,735	4,735
		25,105
Kentucky - 0.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.6%, tender 10/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	5,955	5,955
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 2.8% tender 7/12/05, LOC Fifth Third Bank, Cincinnati, CP mode	9,100	9,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.06%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 4,900	$ 4,900
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series Putters 740, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,050	4,050
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	4,450	4,450
		28,455
Louisiana - 0.6%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,840	5,840
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series PT 2439, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,300	6,300
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3% tender 8/16/05, CP mode	3,400	3,400
(Dow Chemical Co. Proj.) Series 1994 B, 3.08%, VRDN (a)	10,000	10,000
		25,540
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series DB 107, 2.99% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,210	5,210
Maryland - 1.1%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.95% tender 6/3/05, LOC Wachovia Bank NA, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 916, 3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,780	13,780
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Kennedy Krieger Institute Proj.) Series D, 3.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,529	5,529
Series A, 2.75% 8/11/05 (Liquidity Facility Bank of America NA), CP	18,000	18,000
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.06%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,645	3,645
		44,209
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.5%
Massachusetts Gen. Oblig.:
Participating VRDN:
Series EGL 04 0005, 2.99% (Liquidity Facility Citibank NA) (a)(c)	$ 8,100	$ 8,100
Series MT 127, 2.98% (Liquidity Facility BNP Paribas SA) (a)(c)	5,300	5,300
(Central Artery Proj.) Series 2000 A, 2.98% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	5,650	5,650
		19,050
Michigan - 4.3%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.06%, LOC Northern Trust Co., Chicago, VRDN (a)	5,100	5,100
Detroit City School District Participating VRDN:
Series AAB 04 39, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	4,900	4,900
Series Putters 388, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,510	3,510
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,175	5,175
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	3,900	3,900
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,585	2,585
Grand Rapids Pub. Schools 2.98%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,760	5,760
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 2.98%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,800	3,800
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A2, 3.15%, LOC Comerica Bank, Detroit, VRDN (a)	8,900	8,900
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	4,948	4,948
Series PT 2234, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,230	8,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series Stars 101, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 5,880	$ 5,880
Series 4, 2.68% 7/21/05, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	8,225	8,225
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp. Proj.) 2.98%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,220	3,220
Michigan Muni. Bond Auth. Rev. RAN (Detroit School District Proj.) 3.75% 3/21/06, LOC JPMorgan Chase Bank	43,000	43,404
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 3% (Liquidity Facility Morgan Stanley) (a)(c)	8,745	8,745
(Holland Home Oblig. Group Proj.) 3.06%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	8,940	8,940
(The Van Andel Research Institute Proj.) Series 1999, 2.96%, LOC Standard Fed. Bank, VRDN (a)	19,800	19,800
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3% (Liquidity Facility Morgan Stanley) (a)(c)	5,000	5,000
		169,622
Minnesota - 2.2%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,700	5,700
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,795	3,795
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,325	1,325
Minneapolis Rev. Bonds 2.6%, tender 10/14/05 (a)	7,795	7,795
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3% (Liquidity Facility Morgan Stanley) (a)(c)	7,300	7,300
Series PT 2408, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,620	5,620
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9% 5/18/06	10,760	10,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota:
Series 1999 A, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 18,390	$ 18,390
Series 2001 C, 3.06% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,900	23,900
		84,585
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	3,390	3,390
Participating VRDN Series Putters 667, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,900	3,900
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	3,600	3,600
Series Putters 138, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	9,945	9,945
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 2.99% (MBIA Insured), VRDN (a)	7,600	7,600
		28,435
Missouri - 0.5%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,000	15,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,110	5,110
		20,110
Nebraska - 0.6%
Douglas County School District #1 Participating VRDN Series ROC II R4058, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,375	7,375
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14, 3% (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	8,265	8,265
		23,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.9%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	$ 19,505	$ 19,505
Series ROC II R1035, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,980	2,980
Clark County School District Participating VRDN Series PT 1721, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,565	5,565
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3% (Liquidity Facility Societe Generale) (a)(c)	6,000	6,000
		34,050
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 2.99%, LOC Fleet Nat'l. Bank, VRDN (a)	3,090	3,090
New Jersey - 2.4%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series EGL 720050002 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	5,400	5,400
New Jersey Gen. Oblig. Participating VRDN:
Series LB04 L55J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	43,200	43,200
Series PT 2509, 2.98% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	11,885	11,885
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 41, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	4,100	4,100
Series MS 995, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	2,540	2,540
Series PT 2096, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,785	3,785
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	3,500	3,500
Series MS 00 224, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	9,000	9,000
Series PA 958P, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000	1,000
Series PT 1751, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000	3,000
Series PT 2402, 2.99% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,100	6,100
		93,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series PA 606, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,000	$ 4,000
New Mexico - 1.0%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 2.98%, VRDN (a)	3,100	3,100
New Mexico Fin. Auth. Trans. Rev. Participating VRDN Series MS 949, 2.97% (Liquidity Facility Morgan Stanley) (a)(c)	2,500	2,500
New Mexico Gen. Oblig. Participating VRDN:
Series LB 04 L38, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	20,800	20,800
Series LB 04 L45, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	12,400	12,400
		38,800
New York - 4.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 522, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,600	10,600
Series PA 996, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,900	4,900
New York City Gen. Oblig. Participating VRDN:
Series PT 962, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	16,405	16,405
Series ROC II R251, 3.03% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,000	8,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 3%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	9,500	9,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15, 2.99% (Liquidity Facility Citibank NA) (a)(c)	10,000	10,000
Series EGL 04 27 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	8,485	8,485
Series EGL 04 36 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	6,500	6,500
Series MS 1070, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	19,000	19,000
Series 6, 2.85% 8/18/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 2.98% (Liquidity Facility Societe Generale) (a)(c)	$ 15,500	$ 15,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series PA 1196, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,795	5,795
Series PA 1265, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000	10,000
Series PT 746, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,500	4,500
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 2012, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,210	5,210
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1997 2, 3.1% 6/9/05, CP	3,650	3,650
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	9,880	9,880
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MS 1074, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	6,095	6,095
Series MS 1087, 2.98% (Liquidity Facility Morgan Stanley) (a)(c)	5,370	5,370
Sales Tax Asset Receivables Corp. Participating VRDN Series EGL 04 48 Class A, 2.99% (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	7,200	7,200
Series EGL 03 55, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000	10,000
		193,290
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 03 59, 2.99% (Liquidity Facility Citibank NA, New York) (a)(c)	7,870	7,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.4%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 7, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 3,600	$ 3,600
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 03 13, 2.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	11,500	11,500
		15,100
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,145	6,145
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.95% (Liquidity Facility Bank of America NA), VRDN (a)	10,100	10,100
Mecklenburg County Ctfs. of Prtn. 2.97% (Liquidity Facility Bank of America NA), VRDN (a)	12,380	12,380
North Carolina Gen. Oblig. Participating VRDN:
Series IXIS 05 1, 2.99% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	10,000	10,000
Series PT 2206, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
		46,605
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,535	6,535
Ohio - 1.8%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,670	5,670
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 2.97% (Liquidity Facility Societe Generale) (a)(c)	10,685	10,685
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.04%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,795	5,795
Hamilton County Econ. Dev. Rev. (Contemporary Arts Ctr. Proj.) 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Hamilton County Health Care Facilities Rev. (Twin Towers & Twin Lakes Proj.) Series B, 2.99%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,400	4,400
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.06%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	15,270	15,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series Putters 511, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	$ 6,885	$ 6,885
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.) Series 2004 B, 2.98%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,400	7,400
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	5,200	5,200
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.03%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,500	8,500
		71,805
Oregon - 1.2%
Oregon Gen. Oblig. Participating VRDN Series LB 04 L73J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	14,900	14,900
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3% (Liquidity Facility Morgan Stanley) (a)(c)	10,800	10,800
Series PT 2435, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,205	4,205
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,410	5,410
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 2.95%, LOC Bank of America NA, VRDN (a)	6,000	6,000
		47,260
Pennsylvania - 2.5%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.06%, VRDN (a)	8,600	8,600
Allegheny County Port Auth. BAN 3% 6/30/05, LOC PNC Bank NA, Pittsburgh	11,310	11,316
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,800	3,800
Central York School District 2.98% (FSA Insured), VRDN (a)	10,000	10,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.02%, LOC Bank of New York, New York, VRDN (a)	4,800	4,800
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 2.97%, LOC Wachovia Bank NA, VRDN (a)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 2.99%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,400	$ 6,400
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 2.97% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Marywood Univ. Proj.) Series A, 2.99%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,905	8,905
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	2,300	2,300
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R4552, 2.99% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,600	2,600
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3% (Liquidity Facility Morgan Stanley) (a)(c)	1,995	1,995
Series SG 158, 2.98% (Liquidity Facility Societe Generale) (a)(c)	20,000	20,000
		96,716
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
Participating VRDN Series PT 2253, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,730	3,730
(Care New England Proj.) Series 2002 A, 2.98%, LOC Fleet Nat'l. Bank, VRDN (a)	7,700	7,700
		11,430
South Carolina - 2.9%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3% (Liquidity Facility Morgan Stanley) (a)(c)	6,000	6,000
Charleston Wtrwks. & Swr. Rev. Series A, 2.98% (Liquidity Facility Bank of America NA), VRDN (a)	9,000	9,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,445	6,445
South Carolina Gen. Oblig. School Facilities Participating VRDN Series MS 1078, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	4,398	4,398
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 2.96%, LOC Bank of America NA, VRDN (a)	38,800	38,800
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,780	5,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,845	$ 7,845
Series PT 2306, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,320	10,320
Series Putters 316, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,480	2,480
Series Putters 590, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,650	2,650
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.65% tender 7/6/05, CP mode	5,700	5,700
York County School District #4 Participating VRDN Series TOC 04 F, 3% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	5,870	5,870
		111,838
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,205	6,205
Tennessee - 2.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	23,460	23,460
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 2.98%, LOC Bank of America NA, VRDN (a)	22,725	22,725
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,525	6,525
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 879, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	9,245	9,245
Series MS 976, 3% (Liquidity Facility Morgan Stanley) (a)(c)	4,300	4,300
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,120	2,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 10,640	$ 10,640
Series 2004 ECN, 2.8% 8/5/05, CP	4,750	4,750
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	5,000	5,000
(Saint Mary's Episcopal School Proj.) 3.26%, LOC First Tennessee Bank NA, Memphis, VRDN (a)	6,080	6,080
		99,840
Texas - 16.9%
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,870	5,870
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3% (Liquidity Facility Societe Generale) (a)(c)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.04% (Liquidity Facility Bank of America NA) (a)(c)	4,250	4,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,235	7,235
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,585	2,585
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.08%, VRDN (a)	5,500	5,500
Carrollton-Farmers Branch Independent School District Bonds Series 1996, 5.7% 2/15/14 (Pre-Refunded to 2/15/06 @ 100) (b)	3,855	3,932
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000	5,000
Series PT 2512, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,295	1,295
Series ROC II R4514, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,520	5,520
Dallas Gen. Oblig. Participating VRDN Series MSDW 98 93, 3% (Liquidity Facility Morgan Stanley) (a)(c)	7,510	7,510
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3% (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Independent School District Participating VRDN: - continued
Series MS 1046, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	$ 1,500	$ 1,500
Denton County Lewisville Independent School District Participating VRDN Series Putters 701, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,000	4,000
Denton Independent School District Participating VRDN Series SG 02 166, 2.99% (Liquidity Facility Societe Generale) (a)(c)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3% (Liquidity Facility Societe Generale) (a)(c)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3% (Liquidity Facility Societe Generale) (a)(c)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,150	3,150
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3% (Liquidity Facility Societe Generale) (a)(c)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,560	9,560
Garland Independent School District Participating VRDN:
Series Putters 551, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,645	1,645
Series Putters 572, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,300	2,300
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 2.99% (Liquidity Facility Societe Generale) (a)(c)	6,575	6,575
Harris County Gen. Oblig. Participating VRDN:
Series Putters 586, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,665	7,665
Series ROC II R1029, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,470	3,470
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	4,995	4,995
Hays Consolidated Independent School District Participating VRDN Series PT 2543, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,040	4,040
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,475	12,475
Series SG 03 161, 3.01% (Liquidity Facility Societe Generale) (a)(c)	21,435	21,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN:
Series LB 04 L41, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 14,660	$ 14,660
Series PT 969, 2.99% (Liquidity Facility DEPFA BANK PLC) (a)(c)	12,700	12,700
Series Putters 489, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,690	2,690
Series Putters 663, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545	4,545
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (a)	12,050	12,050
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,470	7,470
Series DB 102, 2.99% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,475	5,475
Series DB 113, 2.99% (Liquidity Facility Deutsche Bank Ag New York Bnch) (a)(c)	8,020	8,020
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,785	3,785
Series MS 00 427, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	8,245	8,245
Series MS 00 495, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	6,038	6,038
Series SG 120, 2.99% (Liquidity Facility Societe Generale) (a)(c)	15,495	15,495
Series Stars 40, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	10,690	10,690
Irving Independent School District:
Bonds 0% 2/15/06 (Permanent School Fund of Texas Guaranteed)	3,330	3,263
Participating VRDN Series ROC II R2028, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,375	3,375
Judson Independent School District Participating VRDN Series Putters 662, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,300	5,300
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,230	4,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mesquite Independent School District Participating VRDN Series PT 1386, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 8,515	$ 8,515
Midlothian Independent School District Participating VRDN Series PT 2179, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,385	5,385
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,640	5,640
North East Texas Independent School District Participating VRDN Series SG 143, 2.99% (Liquidity Facility Societe Generale) (a)(c)	13,515	13,515
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 2.99% (Liquidity Facility Societe Generale) (a)(c)	23,940	23,940
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,935	2,935
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 2.98%, VRDN (a)	5,250	5,250
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,100	8,100
Round Rock Independent School District Participating VRDN Series MS 01 578, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	7,750	7,750
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	2,995	2,995
Series Putters 777, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,300	6,300
Series ROC II R3011, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,340	7,340
Series SG 101, 2.99% (Liquidity Facility Societe Generale) (a)(c)	11,475	11,475
Series SG 107, 2.99% (Liquidity Facility Societe Generale) (a)(c)	5,160	5,160
Series Stars 112, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	20,990	20,990
3.06% (Liquidity Facility Bank of America NA), VRDN (a)	54,200	54,196
San Antonio Independent School District:
Bonds Series AAB 01 28, 3%, tender 6/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District: - continued
Participating VRDN Series EGL 01 4311, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 4,800	$ 4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,000	4,000
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,505	10,505
Series PT 1610, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,735	6,735
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 2.98%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,700	5,700
Spring Independent School District Participating VRDN Series Putters 695, 3% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,610	5,610
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,905	3,905
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	16,900	16,900
Series LB 04 L62J, 3.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,875	5,875
Series ROC II R4020, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,565	3,565
TRAN 3% 8/31/05	25,600	25,653
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series PT 2183, 2.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,805	11,805
Series SGA 00 104, 3% (Liquidity Facility Societe Generale) (a)(c)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	3,775	3,775
Univ. of North Texas Univ. Rev. 2.25% 8/1/05, CP	4,000	4,000
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,035	15,035
		663,587
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.4%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 2.98%, LOC BNP Paribas SA, VRDN (a)	$ 12,100	$ 12,100
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 3% (Liquidity Facility Morgan Stanley) (a)(c)	13,800	13,800
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 2.98% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	31,000	31,000
		56,900
Virginia - 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.05% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	2,800	2,800
Fairfax County Gen. Oblig. Participating VRDN Series MS 1036, 2.99% (Liquidity Facility Morgan Stanley) (a)(c)	1,100	1,100
Hampton Roads Reg'l. Jail Auth. Participating VRDN Series Putters 569, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,285	2,285
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.44% tender 6/6/05, CP mode	4,000	4,000
2.46% tender 6/7/05, CP mode	4,000	4,000
2.46% tender 6/10/05, CP mode	3,700	3,700
2.78% tender 6/17/05, CP mode	4,000	4,000
2.8% tender 6/20/05, CP mode	3,500	3,500
2.93% tender 7/19/05, CP mode	3,600	3,600
Series 1987, 2.9% tender 7/12/05, CP mode	1,100	1,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3% (Liquidity Facility Morgan Stanley) (a)(c)	9,700	9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000	3,000
Series MS 01 727, 3% (Liquidity Facility Morgan Stanley) (a)(c)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN:
Series Putters 718, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	$ 10,200	$ 10,200
Series ROC II R 6027, 3% (Liquidity Facility Citibank NA) (a)(c)	3,390	3,390
		64,775
Washington - 5.8%
Benton County School District #400 Richland Participating VRDN Series PT 1888, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,515	6,515
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	4,095	4,095
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,760	5,760
Series PT 615, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,255	16,255
Series PT 778, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,000	2,000
Series PT 982, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,380	6,380
Series Putters 248, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,785	3,785
Series Stars 05 113, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	9,940	9,940
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,345	1,345
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,280	9,280
Series PT 2248, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,585	5,585
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,900	1,900
Series MS 01 554, 3% (Liquidity Facility Morgan Stanley) (a)(c)	9,715	9,715
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 3.03%, LOC Bank of America NA, VRDN (a)	7,955	7,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,265	$ 4,265
Port of Seattle Gen. Oblig. Series 2002 A2, 2.76% 7/21/05, LOC Bayerische Landesbank Girozentrale, CP	2,275	2,275
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,800	6,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 3% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,885	9,885
Series PT 2476, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,245	5,245
Series ROC II R2055, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,635	6,635
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,965	4,965
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,785	7,785
Tacoma Gen. Oblig. Series 2002 B, 2.76% 7/21/05, LOC Bank of America NA, CP	3,400	3,400
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000	4,000
Series EGL 98 4703, 3% (Liquidity Facility Citibank NA, New York) (a)(c)	9,900	9,900
Series Macon 04 D, 3.04% (Liquidity Facility Bank of America NA) (a)(c)	5,715	5,715
Series PT 1937, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,780	12,780
Series PT 2231, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,090	15,090
Series Putters 438Z, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,300	3,300
Series Putters 748, 3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,400	3,400
Series SGA 35, 3% (Liquidity Facility Societe Generale) (a)(c)	8,990	8,990
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series FRRI 02 L45J, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN: - continued
Series LB 05 L1, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 15,200	$ 15,200
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.01%, LOC Bank of America NA, VRDN (a)	2,205	2,205
		228,245
Wisconsin - 1.9%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 3.07% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,000	10,000
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,000	6,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 1231, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,540	15,540
Series PT 2076, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,480	3,480
Series 2000 A, 2.78% 8/19/05, CP	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,995	2,995
Series PT 761, 2.99% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	10,385	10,385
Series PT 917, 2.99% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Nat'l. Regency New Berlin, Inc. Proj.) 3.02%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	$ 6,000	$ 6,000
(Oakwood Village Proj.) 2.99%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	10,555	10,555
		75,755
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,888,509)		3,888,509
NET OTHER ASSETS - 0.8%		31,317
NET ASSETS - 100%		$ 3,919,826
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,485,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	11/26/01	$ 4,095
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,390
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,888,509,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005